FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE AMERICA VARIABLE ACCOUNT L
Report of Independent Registered Public Accounting Firm	FSA-2
Statement of Assets and Liabilities as of December 31, 2020	FSA-4
Statement of Operations for Year Ended December 31, 2020	FSA-18
Statement of Changes in Net Assets for the Year Ended December 31, 2020	FSA-26
Statement of Changes in Net Assets for the Year Ended December 31, 2019	FSA-34
Notes to Financial Statements	FSA-42
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Report of Independent Registered Public Accounting Firm	F-1
Financial Statements — Statutory Basis:
Balance Sheets — Statutory Basis, December 31, 2020 and December 31, 2019	F-2
Statements of Operations — Statutory Basis, Years Ended December 31, 2020, 2019 and 2018	F-3
Statements of Changes in Capital and Surplus — Statutory Basis, Years Ended December 31, 2020, 2019 and 2018	F-4
Statements of Cash Flows — Statutory Basis, Years Ended December 31, 2020, 2019 and 2018	F-5
Notes to Financial Statements — Statutory Basis	F-6

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account L indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account L as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income(1)

1290 VT GAMCO Small Company Value(1)

1290 VT Socially Responsible(1)

BNY Mellon Stock Index Fund, Inc.(1)

EQ/AB Small Cap Growth(1)

EQ/Aggressive Allocation(1)

EQ/All Asset Growth Allocation(1)

EQ/BlackRock Basic Value Equity(1)

EQ/Capital Group Research(1)

EQ/Conservative Allocation(1)

EQ/Conservative-Plus Allocation(1)

EQ/Core Bond Index(1)

EQ/Core Plus Bond(1)

EQ/Global Equity Managed Volatility(1)

EQ/Intermediate Government Bond(1)

EQ/Janus Enterprise(1)

EQ/Large Cap Growth Managed Volatility(1)

EQ/Large Cap Value Index(1)

EQ/Large Cap Value Managed Volatility(1)

EQ/Loomis Sayles Growth Portfolio(1)

EQ/MFS International Growth(1)

EQ/Mid Cap Index(1)

EQ/Mid Cap Value Managed Volatility(1)

EQ/Moderate Allocation(1)

EQ/Moderate-Plus Allocation(1)

EQ/Money Market(1)

EQ/Morgan Stanley Small Cap Growth(2)

EQ/PIMCO Ultra Short Bond(1)

EQ/Quality Bond PLUS(1)

EQ/Small Company Index(1)

EQ/T.Rowe Price Growth Stock(1)

Fidelity® VIP Contrafund® Portfolio(1)

Franklin Income VIP Fund(1)

Franklin Rising Dividends VIP Fund(1)

Invesco Oppenheimer V.I. Global Fund(1)

Invesco V.I. Diversified Dividend Fund(1)

Invesco V.I. Global Core Equity Fund(1)

Invesco V.I. Health Care Fund(1)

Invesco V.I. Technology Fund(1)

Janus Henderson Balanced Portfolio(1)

Janus Henderson Enterprise Portfolio(1)

Janus Henderson Forty Portfolio(1)

Janus Henderson Global Research Portfolio(1)

Janus Henderson Overseas Portfolio(1)

MFS® Utilities Series(1)

PIMCO Global Bond Opportunities Portfolio (unhedged)(1)

(1)  Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(2)  Statement of operations and statement of changes in net assets for the period June 12, 2020 (commencement of operations) through December 31, 2020.

FSA-2

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Charlotte, North Carolina
April 20, 2021

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account L since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$6,837,316	$65,624,010	$1,953,772	$22,416,082	$953,405	$1,286,219
Receivable for shares of the Portfolios sold	460	3,395	—	508	317	—
Receivable for policy-related transactions	—	—	36	—	—	465
Total Assets	6,837,776	65,627,405	1,953,808	22,416,590	953,722	1,286,684
Liabilities:
Payable for shares of the Portfolios purchased	—	—	36	—	—	465
Payable for policy-related transactions	460	3,426	—	508	317	—
Total Liabilities	460	3,426	36	508	317	465
Net Assets	$6,837,316	$65,623,979	$1,953,772	$22,416,082	$953,405	$1,286,219
Net Assets:
Accumulation Unit Values	$6,837,316	$65,623,979	$1,953,772	$22,416,082	$953,405	$1,286,219
Total Net Assets	$6,837,316	$65,623,979	$1,953,772	$22,416,082	$953,405	$1,286,219
Investments in shares of the Portfolios, at Cost	$8,347,829	$43,249,668	$1,193,931	$13,299,633	$765,964	$1,164,152

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/All Asset Growth Allocation*	EQ/BlackRock Basic Value Equity*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*
Assets:
Investments in shares of the Portfolios, at fair value	$56,535,507	$1,025,352	$23,511,797	$208,433	$740,385	$11,119,496
Receivable for shares of the Portfolios sold	—	29	—	—	634	441
Receivable for policy-related transactions	1,602	—	12,523	1,139	—	—
Total Assets	56,537,109	1,025,381	23,524,320	209,572	741,019	11,119,937
Liabilities:
Payable for shares of the Portfolios purchased	1,602	—	12,523	1,139	—	—
Payable for policy-related transactions	—	29	—	—	634	231
Total Liabilities	1,602	29	12,523	1,139	634	231
Net Assets	$56,535,507	$1,025,352	$23,511,797	$208,433	$740,385	$11,119,706
Net Assets:
Accumulation Unit Values	$56,535,507	$1,025,352	$23,511,797	$208,433	$740,385	$11,119,706
Total Net Assets	$56,535,507	$1,025,352	$23,511,797	$208,433	$740,385	$11,119,706
Investments in shares of the Portfolios, at Cost	$47,245,407	$820,952	$19,421,661	$204,782	$722,815	$10,598,896

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Assets:
Investments in shares of the Portfolios, at fair value	$955,537	$925,181	$3,350,820	$9,379,682	$11,558,790	$7,506,347
Receivable for shares of the Portfolios sold	601	319	—	320	205	—
Receivable for policy-related transactions	—	—	201	—	—	131
Total Assets	956,138	925,500	3,351,021	9,380,002	11,558,995	7,506,478
Liabilities:
Payable for shares of the Portfolios purchased	—	—	201	—	—	131
Payable for policy-related transactions	399	319	—	320	205	—
Total Liabilities	399	319	201	320	205	131
Net Assets	$955,739	$925,181	$3,350,820	$9,379,682	$11,558,790	$7,506,347
Net Assets:
Accumulation Unit Values	$955,739	$925,181	$3,350,820	$9,379,682	$11,558,790	$7,506,347
Total Net Assets	$955,739	$925,181	$3,350,820	$9,379,682	$11,558,790	$7,506,347
Investments in shares of the Portfolios, at Cost	$895,611	$634,758	$3,208,989	$7,069,918	$7,294,755	$5,580,972

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$1,095,881	$78,719,989	$13,109,303	$4,272,361	$10,345,973	$3,043,299
Receivable for shares of the Portfolios sold	—	8,699	2,296	1,585	4,525	121
Receivable for policy-related transactions	439	—	—	—	—	—
Total Assets	1,096,320	78,728,688	13,111,599	4,273,946	10,350,498	3,043,420
Liabilities:
Payable for shares of the Portfolios purchased	439	—	—	—	—	—
Payable for policy-related transactions	—	8,699	2,296	1,585	4,483	181
Total Liabilities	439	8,699	2,296	1,585	4,483	181
Net Assets	$1,095,881	$78,719,989	$13,109,303	$4,272,361	$10,346,015	$3,043,239
Net Assets:
Accumulation Unit Values	$1,095,881	$78,719,989	$13,109,303	$4,272,361	$10,346,015	$3,043,239
Total Net Assets	$1,095,881	$78,719,989	$13,109,303	$4,272,361	$10,346,015	$3,043,239
Investments in shares of the Portfolios, at Cost	$804,175	$49,593,982	$9,966,351	$2,824,427	$7,391,071	$2,932,603

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Assets:
Investments in shares of the Portfolios, at fair value	$3,312,607	$8,261,218	$19,418,682	$1,735,334	$4,112,946	$1,399,397
Receivable for shares of the Portfolios sold	498	275	520	583	1,115	162
Receivable for policy-related transactions	—	—	—	—	—	—
Total Assets	3,313,105	8,261,493	19,419,202	1,735,917	4,114,061	1,399,559
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	498	275	520	583	1,115	162
Total Liabilities	498	275	520	583	1,115	162
Net Assets	$3,312,607	$8,261,218	$19,418,682	$1,735,334	$4,112,946	$1,399,397
Net Assets:
Accumulation Unit Values	$3,312,607	$8,261,218	$19,418,682	$1,735,334	$4,112,946	$1,399,397
Total Net Assets	$3,312,607	$8,261,218	$19,418,682	$1,735,334	$4,112,946	$1,399,397
Investments in shares of the Portfolios, at Cost	$3,134,057	$8,261,279	$13,865,081	$1,743,154	$4,048,883	$1,148,671

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/T.Rowe Price Growth Stock*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco Oppenheimer V.I. Global Fund	Invesco V.I. Diversified Dividend Fund
Assets:
Investments in shares of the Portfolios, at fair value	$65,750,149	$27,411,402	$5,677,553	$1,741,659	$3,642,578	$363,269
Receivable for shares of the Portfolios sold	—	—	—	714	127	32
Receivable for policy-related transactions	9,148	18,227	405	—	—	—
Total Assets	65,759,297	27,429,629	5,677,958	1,742,373	3,642,705	363,301
Liabilities:
Payable for shares of the Portfolios purchased	9,148	18,227	405	—	—	—
Payable for policy-related transactions	—	—	—	714	127	32
Total Liabilities	9,148	18,227	405	714	127	32
Net Assets	$65,750,149	$27,411,402	$5,677,553	$1,741,659	$3,642,578	$363,269
Net Assets:
Accumulation Unit Values	$65,750,149	$27,411,402	$5,677,553	$1,741,659	$3,642,578	$363,269
Total Net Assets	$65,750,149	$27,411,402	$5,677,553	$1,741,659	$3,642,578	$363,269
Investments in shares of the Portfolios, at Cost	$26,407,460	$15,823,343	$5,527,161	$1,343,338	$2,422,659	$286,718

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$439,608	$1,053,925	$562,521	$9,456,436	$19,208,348	$22,658,143
Receivable for shares of the Portfolios sold	60	300	321	478	—	—
Receivable for policy-related transactions	—	—	—	—	18,553	21,275
Total Assets	439,668	1,054,225	562,842	9,456,914	19,226,901	22,679,418
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	18,554	21,275
Payable for policy-related transactions	60	300	321	478	—	—
Total Liabilities	60	300	321	478	18,554	21,275
Net Assets	$439,608	$1,053,925	$562,521	$9,456,436	$19,208,347	$22,658,143
Net Assets:
Accumulation Unit Values	$439,608	$1,053,925	$562,521	$9,456,436	$19,208,347	$22,658,143
Total Net Assets	$439,608	$1,053,925	$562,521	$9,456,436	$19,208,347	$22,658,143
Investments in shares of the Portfolios, at Cost	$319,531	$712,080	$313,082	$6,516,244	$10,235,613	$14,902,782

The accompanying notes are an integral part of these financial statements.
FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Assets:
Investments in shares of the Portfolios, at fair value	$11,664,929	$3,583,756	$1,688,531	$2,623,279
Receivable for shares of the Portfolios sold	366	150	—	219
Receivable for policy-related transactions	—	—	—	—
Total Assets	11,665,295	3,583,906	1,688,531	2,623,498
Liabilities:
Payable for shares of the Portfolios purchased	—	—	30	—
Payable for policy-related transactions	367	408	75	219
Total Liabilities	367	408	105	219
Net Assets	$11,664,928	$3,583,498	$1,688,426	$2,623,279
Net Assets:
Accumulation Unit Values	$11,664,928	$3,583,498	$1,688,426	$2,623,279
Total Net Assets	$11,664,928	$3,583,498	$1,688,426	$2,623,279
Investments in shares of the Portfolios, at Cost	$6,449,572	$3,439,286	$1,319,674	$2,756,935

The accompanying notes are an integral part of these financial statements.
FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

	Share Class**	Portfolio Shares Held
1290 VT Equity Income	Class A	91,759
1290 VT Equity Income	Class B	1,539,792
1290 VT GAMCO Small Company Value	Class B	1,030,460
1290 VT Socially Responsible	Class A	92,245
1290 VT Socially Responsible	Class B	27,382
BNY Mellon Stock Index Fund, Inc.	Initial Shares	348,780
EQ/AB Small Cap Growth	Class A	43,600
EQ/Aggressive Allocation	Class B	106,655
EQ/All Asset Growth Allocation	Class B	2,526,704
EQ/BlackRock Basic Value Equity	Class B	46,582
EQ/Capital Group Research	Class A	770,860
EQ/Conservative Allocation	Class B	21,510
EQ/Conservative-Plus Allocation	Class B	74,020
EQ/Core Bond Index	Class A	1,062,279
EQ/Core Plus Bond	Class A	226,985
EQ/Global Equity Managed Volatility	Class A	47,990
EQ/Intermediate Government Bond	Class A	314,206
EQ/Janus Enterprise	Class A	408,651
EQ/Large Cap Value Index	Class A	821,047
EQ/Large Cap Growth Managed Volatility	Class B	290,475
EQ/Large Cap Value Managed Volatility	Class A	60,872
EQ/Loomis Sayles Growth Portfolio	Class B	7,052,328
EQ/MFS International Growth	Class B	1,514,069
EQ/Mid Cap Index	Class A	274,355
EQ/Mid Cap Value Managed Volatility	Class A	624,952
EQ/Moderate Allocation	Class B	210,903
EQ/Moderate-Plus Allocation	Class B	287,631
EQ/Money Market	Class A	8,256,908
EQ/Morgan Stanley Small Cap Growth	Class B	1,123,766
EQ/PIMCO Ultra Short Bond	Class B	175,336
EQ/Quality Bond PLUS	Class B	465,924
EQ/Small Company Index	Class A	111,242
EQ/T. Rowe Price Growth Stock	Class B	916,545
Fidelity® VIP Contrafund® Portfolio	Service Class	572,383
Franklin Income VIP Fund	Class 2	377,497
Franklin Rising Dividends VIP Fund	Class 2	59,769
Invesco Oppenheimer V.I. Global Fund	Service Class	70,922
Invesco V.I. Diversified Dividend Fund	Series 1	14,124
Invesco V.I. Global Core Equity Fund	Series 1	38,260
Invesco V.I. Health Care Fund	Series 1	31,283

The accompanying notes are an integral part of these financial statements.
FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Share Class**	Portfolio Shares Held
Invesco V.I. Technology Fund	Series 1	15,390
Janus Henderson Balanced Portfolio	Institutional Shares	216,990
Janus Henderson Enterprise Portfolio	Institutional Shares	203,889
Janus Henderson Forty Portfolio	Institutional Shares	305,541
Janus Henderson Forty Portfolio	Service Shares	98,986
Janus Henderson Global Research Portfolio	Institutional Shares	183,353
Janus Henderson Overseas Portfolio	Service Shares	97,970
MFS® Utilities Series	Initial Class	47,793
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	215,199

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT Equity Income	0.60%	Class A	$22.28	17,131
1290 VT Equity Income	0.35%	Class B	$29.67	320
1290 VT Equity Income	0.35%	Class B	$29.99	6,887
1290 VT Equity Income	0.35%	Class B	$31.13	62,676
1290 VT Equity Income	0.35%	Class B	$30.61	93,618
1290 VT Equity Income	0.75%	Class B	$25.20	56,446
1290 VT GAMCO Small Company Value	0.35%	Class B	$86.64	217,066
1290 VT GAMCO Small Company Value	0.35%	Class B	$65.32	199,004
1290 VT GAMCO Small Company Value	0.35%	Class B	$81.82	10,450
1290 VT GAMCO Small Company Value	0.35%	Class B	$62.82	1,022
1290 VT GAMCO Small Company Value	0.75%	Class B	$149.97	219,368
1290 VT Socially Responsible	0.35%	Class A	$24.71	48,207
1290 VT Socially Responsible	0.35%	Class A	$23.82	5,129
1290 VT Socially Responsible	0.75%	Class A	$25.83	7,762
1290 VT Socially Responsible	0.35%	Class B	$33.48	13,142
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$36.54	471,737
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$36.34	29,060
BNY Mellon Stock Index Fund, Inc.	0.75%	Initial Shares	$31.21	132,049
EQ/AB Small Cap Growth	0.35%	Class A	$47.12	20,232
EQ/Aggressive Allocation	0.35%	Class B	$19.65	16,416
EQ/Aggressive Allocation	0.35%	Class B	$19.65	40,675
EQ/Aggressive Allocation	0.75%	Class B	$18.61	8,848
EQ/All Asset Growth Allocation	0.35%	Class B	$22.32	423,011
EQ/All Asset Growth Allocation	0.35%	Class B	$24.17	107,188
EQ/All Asset Growth Allocation	0.35%	Class B	$22.02	87,572

The accompanying notes are an integral part of these financial statements.
FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/All Asset Growth Allocation	0.35%	Class B	$23.25	17
EQ/All Asset Growth Allocation	0.75%	Class B	$43.78	972,577
EQ/BlackRock Basic Value Equity	0.35%	Class B	$31.45	32,607
EQ/Capital Group Research	0.35%	Class A	$34.63	367,633
EQ/Capital Group Research	0.35%	Class A	$51.86	84,969
EQ/Capital Group Research	0.35%	Class A	$35.31	46,639
EQ/Capital Group Research	0.35%	Class A	$12.99	2,643
EQ/Capital Group Research	0.60%	Class A	$38.72	55,851
EQ/Capital Group Research	0.75%	Class A	$41.24	61,367
EQ/Conservative Allocation	0.35%	Class B	$14.78	3,348
EQ/Conservative Allocation	0.35%	Class B	$14.78	6,438
EQ/Conservative Allocation	0.75%	Class B	$14.00	4,557
EQ/Conservative-Plus Allocation	0.35%	Class B	$16.29	17,517
EQ/Conservative-Plus Allocation	0.35%	Class B	$16.29	5,660
EQ/Conservative-Plus Allocation	0.75%	Class B	$15.43	23,529
EQ/Core Bond Index	0.35%	Class A	$17.15	234,741
EQ/Core Bond Index	0.35%	Class A	$17.69	245,507
EQ/Core Bond Index	0.35%	Class A	$16.89	41,529
EQ/Core Bond Index	0.35%	Class A	$17.59	254
EQ/Core Bond Index	0.60%	Class A	$12.80	5,365
EQ/Core Bond Index	0.75%	Class A	$12.58	157,155
EQ/Core Plus Bond	0.35%	Class A	$19.04	50,198
EQ/Global Equity Managed Volatility	0.35%	Class A	$58.84	15,724
EQ/Intermediate Government Bond	0.35%	Class A	$17.47	78,096
EQ/Intermediate Government Bond	0.35%	Class A	$14.90	84,463
EQ/Intermediate Government Bond	0.35%	Class A	$17.53	2,722
EQ/Intermediate Government Bond	0.35%	Class A	$14.91	926
EQ/Intermediate Government Bond	0.75%	Class A	$19.94	33,420
EQ/Janus Enterprise	0.35%	Class A	$51.68	37,657
EQ/Janus Enterprise	0.35%	Class A	$33.24	218,250
EQ/Janus Enterprise	0.35%	Class A	$53.40	2,899
EQ/Janus Enterprise	0.35%	Class A	$33.01	711
EQ/Large Cap Value Index	0.35%	Class A	$32.16	48,698
EQ/Large Cap Value Index	0.35%	Class A	$32.34	178,600
EQ/Large Cap Value Index	0.35%	Class A	$32.34	2,938
EQ/Large Cap Value Index	0.35%	Class A	$30.42	2,302

The accompanying notes are an integral part of these financial statements.
FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$41.97	194,046
EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$41.97	13,665
EQ/Large Cap Growth Managed Volatility	0.75%	Class B	$39.47	72,004
EQ/Large Cap Value Managed Volatility	0.35%	Class A	$24.07	45,531
EQ/Large Cap Value Managed Volatility	0.35%	Class A	$23.39	1
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$49.46	1,085,830
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$50.61	285,896
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$48.10	118,772
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$49.52	7,256
EQ/Loomis Sayles Growth Portfolio	0.75%	Class B	$36.77	121,769
EQ/MFS International Growth	0.35%	Class B	$29.13	172,472
EQ/MFS International Growth	0.35%	Class B	$27.37	6,161
EQ/MFS International Growth	0.75%	Class B	$41.17	192,291
EQ/Mid Cap Index	0.35%	Class A	$41.59	99,018
EQ/Mid Cap Index	0.35%	Class A	$39.79	3,880
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$31.05	96,111
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$31.05	229,923
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$31.05	4,229
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$31.05	2,887
EQ/Moderate Allocation	0.35%	Class B	$16.73	73,481
EQ/Moderate Allocation	0.35%	Class B	$16.73	61,529
EQ/Moderate Allocation	0.75%	Class B	$15.85	49,464
EQ/Moderate-Plus Allocation	0.35%	Class B	$18.47	62,301
EQ/Moderate-Plus Allocation	0.35%	Class B	$18.47	86,948
EQ/Moderate-Plus Allocation	0.75%	Class B	$17.50	31,741
EQ/Money Market	0.35%	Class A	$11.20	150,289
EQ/Money Market	0.35%	Class A	$11.20	335,347
EQ/Money Market	0.35%	Class A	$11.20	13,976
EQ/Money Market	0.35%	Class A	$11.20	403
EQ/Money Market	0.60%	Class A	$10.78	58,608
EQ/Money Market	0.75%	Class A	$10.53	192,780
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$18.79	591,549
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$18.79	308,613
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$18.79	51,784
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$18.79	3,108
EQ/Morgan Stanley Small Cap Growth	0.75%	Class B	$46.03	32,043

The accompanying notes are an integral part of these financial statements.
FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.27	32,951
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.36	87,037
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.23	78
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.28	1,021
EQ/Quality Bond PLUS	0.35%	Class B	$20.67	92,213
EQ/Quality Bond PLUS	0.35%	Class B	$20.56	7,011
EQ/Quality Bond PLUS	0.75%	Class B	$27.29	75,578
EQ/Small Company Index	0.35%	Class A	$48.88	28,631
EQ/T. Rowe Price Growth Stock	0.35%	Class B	$48.13	377,929
EQ/T. Rowe Price Growth Stock	0.35%	Class B	$47.64	68,679
EQ/T. Rowe Price Growth Stock	0.75%	Class B	$95.29	464,760
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$57.06	329,076
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$53.06	22,538
Fidelity® VIP Contrafund® Portfolio	0.75%	Service Class	$46.89	158,637
Franklin Income VIP Fund	0.35%	Class 2	$28.91	192,508
Franklin Income VIP Fund	0.35%	Class 2	$18.33	6,120
Franklin Rising Dividends VIP Fund	0.35%	Class 2	$46.32	37,603
Invesco Oppenheimer V.I. Global Fund	0.35%	Service Class	$57.03	63,874
Invesco V.I. Diversified Dividend Fund	0.35%	Series 1	$15.98	22,731
Invesco V.I. Global Core Equity Fund	0.35%	Series 1	$23.87	18,414
Invesco V.I. Health Care Fund	0.35%	Series 1	$43.84	23,928
Invesco V.I. Health Care Fund	0.35%	Series 1	$44.42	113
Invesco V.I. Technology Fund	0.35%	Series 1	$44.68	12,591
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$42.83	178,983
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$42.06	11,523
Janus Henderson Balanced Portfolio	0.75%	Institutional Shares	$39.21	33,321
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$41.53	373,061
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$34.42	29,457
Janus Henderson Enterprise Portfolio	0.75%	Institutional Shares	$52.91	51,066
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$66.98	166,734
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$63.45	15,279
Janus Henderson Forty Portfolio	0.75%	Institutional Shares	$46.97	112,387
Janus Henderson Forty Portfolio	0.35%	Service Shares	$80.37	65,231
Janus Henderson Forty Portfolio	0.35%	Service Shares	$81.02	—

The accompanying notes are an integral part of these financial statements.
FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

December 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$24.41	344,244
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$21.49	23,467
Janus Henderson Global Research Portfolio	0.75%	Institutional Shares	$16.42	167,998
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$33.97	105,404
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$33.88	95
MFS® Utilities Series	0.35%	Initial Class	$64.68	25,918
MFS® Utilities Series	0.35%	Initial Class	$61.99	196
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$24.89	37,802
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$25.81	63,051
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$23.60	1,995
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$25.91	312

*  Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.
FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS

For the Year or Period Ended December 31, 2020

	1290 VT Equity Income* 1/1/2020 to 12/31/2020	1290 VT GAMCO Small Company Value* 1/1/2020 to 12/31/2020	1290 VT Socially Responsible* 1/1/2020 to 12/31/2020	BNY Mellon Stock Index Fund, Inc. 1/1/2020 to 12/31/2020	EQ/AB Small Cap Growth* 1/1/2020 to 12/31/2020	EQ/Aggressive Allocation* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$123,334	$409,964	$13,303	$309,499	$610	$31,460
Expenses:
Asset-based charges	28,460	305,762	6,618	83,855	2,611	4,481
Net Investment Income (Loss)	94,874	104,202	6,685	225,644	(2,001)	26,979
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(351,335)	1,211,282	47,589	525,418	4,451	7,128
Realized gain distribution from the Portfolios	12,309	1,408,826	61,503	1,205,012	109,614	81,818
Net realized gain (loss) on investments	(339,026)	2,620,108	109,092	1,730,430	114,065	88,946
Net change in unrealized appreciation (depreciation) of investments	(213,144)	1,961,411	205,613	1,352,194	137,423	53,316
Net Realized and Unrealized Gain (Loss) on Investments	(552,170)	4,581,519	314,705	3,082,624	251,488	142,262
Net Increase (Decrease) in Net Assets Resulting from Operations	$(457,296)	$4,685,721	$321,390	$3,308,268	$249,487	$169,241

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/All Asset Growth Allocation* 1/1/2020 to 12/31/2020	EQ/BlackRock Basic Value Equity* 1/1/2020 to 12/31/2020	EQ/Capital Group Research* 1/1/2020 to 12/31/2020	EQ/Conservative Allocation* 1/1/2020 to 12/31/2020	EQ/Conservative-Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Core Bond Index* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$788,589	$17,268	$23,538	$3,619	$14,288	$161,329
Expenses:
Asset-based charges	334,344	3,079	60,271	1,027	2,691	46,119
Net Investment Income (Loss)	454,245	14,189	(36,733)	2,592	11,597	115,210
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	499,628	8,264	332,409	720	646	60,303
Realized gain distribution from the Portfolios	1,824,619	71,734	1,234,471	5,045	30,647	72,209
Net realized gain (loss) on investments	2,324,247	79,998	1,566,880	5,765	31,293	132,512
Net change in unrealized appreciation (depreciation) of investments	2,939,450	(70,910)	2,429,813	5,950	14,369	337,593
Net Realized and Unrealized Gain (Loss) on Investments	5,263,697	9,088	3,996,693	11,715	45,662	470,105
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,717,942	$23,277	$3,959,960	$14,307	$57,259	$585,315

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Core Plus Bond* 1/1/2020 to 12/31/2020	EQ/Global Equity Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Intermediate Government Bond* 1/1/2020 to 12/31/2020	EQ/Janus Enterprise* 1/1/2020 to 12/31/2020	EQ/Large Cap Growth Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Large Cap Value Index* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,938	$5,260	$32,405	$—	$8,111	$127,752
Expenses:
Asset-based charges	3,232	2,854	14,897	27,528	44,662	23,032
Net Investment Income (Loss)	15,706	2,406	17,508	(27,528)	(36,551)	104,720
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	5,985	17,035	20,081	124,291	412,057	76,284
Realized gain distribution from the Portfolios	33,480	48,120	19,577	895,504	1,548,153	77,273
Net realized gain (loss) on investments	39,465	65,155	39,658	1,019,795	1,960,210	153,557
Net change in unrealized appreciation (depreciation) of investments	70,014	44,090	73,729	464,180	897,737	(135,433)
Net Realized and Unrealized Gain (Loss) on Investments	109,479	109,245	113,387	1,483,975	2,857,947	18,124
Net Increase (Decrease) in Net Assets Resulting from Operations	$125,185	$111,651	$130,895	$1,456,447	$2,821,396	$122,844

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Large Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Loomis Sayles Growth Portfolio* 1/1/2020 to 12/31/2020	EQ/MFS International Growth* 1/1/2020 to 12/31/2020	EQ/Mid Cap Index* 1/1/2020 to 12/31/2020	EQ/Mid Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Moderate Allocation* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,526	$—	$52,156	$35,730	$103,907	$62,432
Expenses:
Asset-based charges	3,387	256,281	68,201	12,837	31,797	12,895
Net Investment Income (Loss)	12,139	(256,281)	(16,045)	22,893	72,110	49,537
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	17,056	2,342,241	193,652	107,391	180,065	(6,594)
Realized gain distribution from the Portfolios	58,204	6,518,646	1,097,260	208,285	315,527	147,879
Net realized gain (loss) on investments	75,260	8,860,887	1,290,912	315,676	495,592	141,285
Net change in unrealized appreciation (depreciation) of investments	(32,266)	10,240,214	363,345	132,599	(180,605)	96,989
Net Realized and Unrealized Gain (Loss) on Investments	42,994	19,101,101	1,654,257	448,275	314,987	238,274
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,133	$18,844,820	$1,638,212	$471,168	$387,097	$287,811

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Moderate-Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Money Market* 1/1/2020 to 12/31/2020	EQ/Morgan Stanley Small Cap Growth* 6/12/2020 to 12/31/2020	EQ/PIMCO Ultra Short Bond* 1/1/2020 to 12/31/2020	EQ/Quality Bond PLUS* 1/1/2020 to 12/31/2020	EQ/Small Company Index* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$74,786	$14,431	$—	$13,126	$53,216	$11,550
Expenses:
Asset-based charges	12,254	32,770	31,347	5,963	23,141	3,964
Net Investment Income (Loss)	62,532	(18,339)	(31,347)	7,163	30,075	7,586
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	3,232	2	273,791	(1,139)	15,678	(1,969)
Realized gain distribution from the Portfolios	217,711	129	2,786,489	—	94,014	45,929
Net realized gain (loss) on investments	220,943	131	3,060,280	(1,139)	109,692	43,960
Net change in unrealized appreciation (depreciation) of investments	114,885	(5)	5,553,601	6,648	80,479	167,632
Net Realized and Unrealized Gain (Loss) on Investments	335,828	126	8,613,881	5,509	190,171	211,592
Net Increase (Decrease) in Net Assets Resulting from Operations	$398,360	$(18,213)	$8,582,534	$12,672	$220,246	$219,178

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/T.Rowe Price Growth Stock* 1/1/2020 to 12/31/2020	Fidelity® VIP Contrafund® Portfolio 1/1/2020 to 12/31/2020	Franklin Income VIP Fund 1/1/2020 to 12/31/2020	Franklin Rising Dividends VIP Fund 1/1/2020 to 12/31/2020	Invesco Oppenheimer V.I. Global Fund 1/1/2020 to 12/31/2020	Invesco V.I. Diversified Dividend Fund 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$35,800	$319,302	$18,771	$13,643	$10,375
Expenses:
Asset-based charges	348,790	111,204	18,908	5,261	10,497	1,112
Net Investment Income (Loss)	(348,790)	(75,404)	300,394	13,510	3,146	9,263
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	3,285,207	776,065	(12,704)	9,706	49,617	15,456
Realized gain distribution from the Portfolios	1,848,787	124,138	4,523	79,604	113,134	8,628
Net realized gain (loss) on investments	5,133,994	900,203	(8,181)	89,310	162,751	24,084
Net change in unrealized appreciation (depreciation) of investments	13,035,984	5,654,965	(290,861)	132,551	621,633	(28,240)
Net Realized and Unrealized Gain (Loss) on Investments	18,169,978	6,555,168	(299,042)	221,861	784,384	(4,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,821,188	$6,479,764	$1,352	$235,371	$787,530	$5,107

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2020

	Invesco V.I. Global Core Equity Fund 1/1/2020 to 12/31/2020	Invesco V.I. Health Care Fund 1/1/2020 to 12/31/2020	Invesco V.I. Technology Fund 1/1/2020 to 12/31/2020	Janus Henderson Balanced Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Enterprise Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Forty Portfolio 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,273	$3,031	$—	$212,625	$18,403	$128,954
Expenses:
Asset-based charges	1,330	3,474	1,621	35,480	65,972	84,012
Net Investment Income (Loss)	3,943	(443)	(1,621)	177,145	(47,569)	44,942
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	4,905	39,370	30,830	231,372	653,649	416,724
Realized gain distribution from the Portfolios	—	23,075	42,125	86,726	1,149,379	1,264,294
Net realized gain (loss) on investments	4,905	62,445	72,955	318,098	1,803,028	1,681,018
Net change in unrealized appreciation (depreciation) of investments	41,480	69,327	108,674	637,221	1,263,198	4,695,150
Net Realized and Unrealized Gain (Loss) on Investments	46,385	131,772	181,629	955,319	3,066,226	6,376,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,328	$131,329	$180,008	$1,132,464	$3,018,657	$6,421,110

The accompanying notes are an integral part of these financial statements.
FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF OPERATIONS (CONCLUDED)

For the Year or Period Ended December 31, 2020
	Janus Henderson Global Research Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Overseas Portfolio 1/1/2020 to 12/31/2020	MFS® Utilities Series 1/1/2020 to 12/31/2020	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$81,100	$36,561	$39,344	$60,216
Expenses:
Asset-based charges	44,037	10,542	5,512	8,536
Net Investment Income (Loss)	37,063	26,019	33,832	51,680
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	289,322	(49,342)	24,702	(30,128)
Realized gain distribution from the Portfolios	511,699	—	41,027	—
Net realized gain (loss) on investments	801,021	(49,342)	65,729	(30,128)
Net change in unrealized appreciation (depreciation) of investments	1,055,648	514,873	(16,541)	209,225
Net Realized and Unrealized Gain (Loss) on Investments	1,856,669	465,531	49,188	179,097
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,893,732	$491,550	$83,020	$230,777

The accompanying notes are an integral part of these financial statements.
FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS

For the Year or Period Ended December 31, 2020

	1290 VT Equity Income* 1/1/2020 to 12/31/2020	1290 VT GAMCO Small Company Value* 1/1/2020 to 12/31/2020	1290 VT Socially Responsible* 1/1/2020 to 12/31/2020	BNY Mellon Stock Index Fund, Inc. 1/1/2020 to 12/31/2020	EQ/AB Small Cap Growth* 1/1/2020 to 12/31/2020	EQ/Aggressive Allocation* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$94,874	$104,202	$6,685	$225,644	$(2,001)	$26,979
Net realized gain (loss) on investments	(339,026)	2,620,108	109,092	1,730,430	114,065	88,946
Net change in unrealized appreciation (depreciation) of investments	(213,144)	1,961,411	205,613	1,352,194	137,423	53,316
Net increase (decrease) in net assets resulting from operations	(457,296)	4,685,721	321,390	3,308,268	249,487	169,241
From Contractowners Transactions:
Payments received from Contractowners	339,855	2,276,634	68,058	780,479	28,501	81,306
Transfers between Variable Investment Options including guaranteed investment account, net	(340,191)	(1,595,044)	32,982	(276,379)	(20,675)	(4,916)
Redemptions for contract benefits and terminations	(393,511)	(2,700,862)	(84,033)	(699,669)	(14,536)	(72,327)
Contract maintenance charges	(414,905)	(2,704,170)	(91,799)	(940,656)	(38,883)	(69,626)
Net increase (decrease) in net assets resulting from contractowners transactions	(808,752)	(4,723,442)	(74,792)	(1,136,225)	(45,593)	(65,563)
Net increase (Decrease) in Net Assets	(1,266,048)	(37,721)	246,598	2,172,043	203,894	103,678
Net Assets - Beginning of Year	8,103,364	65,661,700	1,707,174	20,244,039	749,511	1,182,541
Net Assets - End of Year	$6,837,316	$65,623,979	$1,953,772	$22,416,082	$953,405	$1,286,219

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/All Asset Growth Allocation* 1/1/2020 to 12/31/2020	EQ/BlackRock Basic Value Equity* 1/1/2020 to 12/31/2020	EQ/Capital Group Research* 1/1/2020 to 12/31/2020	EQ/Conservative Allocation* 1/1/2020 to 12/31/2020	EQ/Conservative- Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Core Bond Index* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$454,245	$14,189	$(36,733)	$2,592	$11,597	$115,210
Net realized gain (loss) on investments	2,324,247	79,998	1,566,880	5,765	31,293	132,512
Net change in unrealized appreciation (depreciation) of investments	2,939,450	(70,910)	2,429,813	5,950	14,369	337,593
Net increase (decrease) in net assets resulting from operations	5,717,942	23,277	3,959,960	14,307	57,259	585,315
From Contractowners Transactions:
Payments received from Contractowners	3,840,742	56,143	626,068	24,433	28,636	827,103
Transfers between Variable Investment Options including guaranteed investment account, net	(1,430,960)	15,920	15,528,758	11,286	197,116	483,479
Redemptions for contract benefits and terminations	(2,758,113)	(30,966)	(817,351)	(30,823)	(8,446)	(429,620)
Contract maintenance charges	(3,765,776)	(48,527)	(866,672)	(31,755)	(48,652)	(868,525)
Net increase (decrease) in net assets resulting from contractowners transactions	(4,114,107)	(7,430)	14,470,803	(26,859)	168,654	12,437
Net increase (Decrease) in Net Assets	1,603,835	15,847	18,430,763	(12,552)	225,913	597,752
Net Assets - Beginning of Year	54,931,672	1,009,505	5,081,034	220,985	514,472	10,521,954
Net Assets - End of Year	$56,535,507	$1,025,352	$23,511,797	$208,433	$740,385	$11,119,706

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Core Plus Bond* 1/1/2020 to 12/31/2020	EQ/Global Equity Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Intermediate Government Bond* 1/1/2020 to 12/31/2020	EQ/Janus Enterprise* 1/1/2020 to 12/31/2020	EQ/Large Cap Growth Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Large Cap Value Index* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,706	$2,406	$17,508	$(27,528)	$(36,551)	$104,720
Net realized gain (loss) on investments	39,465	65,155	39,658	1,019,795	1,960,210	153,557
Net change in unrealized appreciation (depreciation) of investments	70,014	44,090	73,729	464,180	897,737	(135,433)
Net increase (decrease) in net assets resulting from operations	125,185	111,651	130,895	1,456,447	2,821,396	122,844
From Contractowners Transactions:
Payments received from Contractowners	65,530	36,692	334,724	354,304	376,481	344,574
Transfers between Variable Investment Options including guaranteed investment account, net	(16,217)	(21,684)	34,155	(16,748)	(121,900)	166,593
Redemptions for contract benefits and terminations	(62,703)	(21,485)	(159,320)	(351,223)	(575,764)	(218,006)
Contract maintenance charges	(62,633)	(47,173)	(359,057)	(398,902)	(519,662)	(399,832)
Net increase (decrease) in net assets resulting from contractowners transactions	(76,023)	(53,650)	(149,498)	(412,569)	(840,845)	(106,671)
Net increase (Decrease) in Net Assets	49,162	58,001	(18,603)	1,043,878	1,980,551	16,173
Net Assets - Beginning of Year	906,577	867,180	3,369,423	8,335,804	9,578,239	7,490,174
Net Assets - End of Year	$955,739	$925,181	$3,350,820	$9,379,682	$11,558,790	$7,506,347

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Large Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Loomis Sayles Growth Portfolio* 1/1/2020 to 12/31/2020	EQ/MFS International Growth* 1/1/2020 to 12/31/2020	EQ/Mid Cap Index* 1/1/2020 to 12/31/2020	EQ/Mid Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Moderate Allocation* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,139	$(256,281)	$(16,045)	$22,893	$72,110	$49,537
Net realized gain (loss) on investments	75,260	8,860,887	1,290,912	315,676	495,592	141,285
Net change in unrealized appreciation (depreciation) of investments	(32,266)	10,240,214	363,345	132,599	(180,605)	96,989
Net increase (decrease) in net assets resulting from operations	55,133	18,844,820	1,638,212	471,168	387,097	287,811
From Contractowners Transactions:
Payments received from Contractowners	54,088	2,577,182	621,232	154,695	514,994	162,480
Transfers between Variable Investment Options including guaranteed investment account, net	8,046	(768,094)	(173,417)	(121,966)	(121,894)	111,115
Redemptions for contract benefits and terminations	(36,412)	(4,179,582)	(615,593)	(153,276)	(463,072)	(226,394)
Contract maintenance charges	(47,693)	(3,676,475)	(607,375)	(181,898)	(590,901)	(173,941)
Net increase (decrease) in net assets resulting from contractowners transactions	(21,971)	(6,046,969)	(775,153)	(302,445)	(660,873)	(126,740)
Net increase (Decrease) in Net Assets	33,162	12,797,851	863,059	168,723	(273,776)	161,071
Net Assets - Beginning of Year	1,062,719	65,922,138	12,246,244	4,103,638	10,619,791	2,882,168
Net Assets - End of Year	$1,095,881	$78,719,989	$13,109,303	$4,272,361	$10,346,015	$3,043,239

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/Moderate- Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Money Market* 1/1/2020 to 12/31/2020	EQ/Morgan Stanley Small Cap Growth* 6/12/2020 to 12/31/2020	EQ/PIMCO Ultra Short Bond* 1/1/2020 to 12/31/2020	EQ/Quality Bond PLUS* 1/1/2020 to 12/31/2020	EQ/Small Company Index* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$62,532	$(18,339)	$(31,347)	$7,163	$30,075	$7,586
Net realized gain (loss) on investments	220,943	131	3,060,280	(1,139)	109,692	43,960
Net change in unrealized appreciation (depreciation) of investments	114,885	(5)	5,553,601	6,648	80,479	167,632
Net increase (decrease) in net assets resulting from operations	398,360	(18,213)	8,582,534	12,672	220,246	219,178
From Contractowners Transactions:
Payments received from Contractowners	174,827	887,421	283,311	152,175	308,924	53,834
Transfers between Variable Investment Options including guaranteed investment account, net	(6,037)	2,395,487	11,607,310	52,547	(40,426)	(19,670)
Redemptions for contract benefits and terminations	(90,013)	(1,318,567)	(622,975)	(67,059)	(192,991)	(67,173)
Contract maintenance charges	(221,198)	(729,897)	(431,498)	(132,661)	(331,748)	(61,490)
Net increase (decrease) in net assets resulting from contractowners transactions	(142,421)	1,234,444	10,836,148	5,002	(256,241)	(94,499)
Net increase (Decrease) in Net Assets	255,939	1,216,231	19,418,682	17,674	(35,995)	124,679
Net Assets - Beginning of Year	3,056,668	7,044,987	—	1,717,660	4,148,941	1,274,718
Net Assets - End of Year	$3,312,607	$8,261,218	$19,418,682	$1,735,334	$4,112,946	$1,399,397

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	EQ/T.Rowe Price Growth Stock* 1/1/2020 to 12/31/2020	Fidelity® VIP Contrafund® Portfolio 1/1/2020 to 12/31/2020	Franklin Income VIP Fund 1/1/2020 to 12/31/2020	Franklin Rising Dividends VIP Fund 1/1/2020 to 12/31/2020	Invesco Oppenheimer V.I. Global Fund 1/1/2020 to 12/31/2020	Invesco V.I. Diversified Dividend Fund 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(348,790)	$(75,404)	$300,394	$13,510	$3,146	$9,263
Net realized gain (loss) on investments	5,133,994	900,203	(8,181)	89,310	162,751	24,084
Net change in unrealized appreciation (depreciation) of investments	13,035,984	5,654,965	(290,861)	132,551	621,633	(28,240)
Net increase (decrease) in net assets resulting from operations	17,821,188	6,479,764	1,352	235,371	787,530	5,107
From Contractowners Transactions:
Payments received from Contractowners	2,031,757	950,757	357,701	47,254	126,953	16,399
Transfers between Variable Investment Options including guaranteed investment account, net	(1,684,128)	(393,317)	(34,736)	10,823	(27,485)	35,575
Redemptions for contract benefits and terminations	(2,836,130)	(1,190,430)	(241,367)	(16,466)	(97,271)	(49,841)
Contract maintenance charges	(2,257,247)	(1,237,993)	(355,435)	(64,310)	(141,666)	(14,452)
Net increase (decrease) in net assets resulting from contractowners transactions	(4,745,748)	(1,870,983)	(273,837)	(22,699)	(139,469)	(12,319)
Net increase (Decrease) in Net Assets	13,075,440	4,608,781	(272,485)	212,672	648,061	(7,212)
Net Assets - Beginning of Year	52,674,709	22,802,621	5,950,038	1,528,987	2,994,517	370,481
Net Assets - End of Year	$65,750,149	$27,411,402	$5,677,553	$1,741,659	$3,642,578	$363,269

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year or Period Ended December 31, 2020

	Invesco V.I. Global Core Equity Fund 1/1/2020 to 12/31/2020	Invesco V.I. Health Care Fund 1/1/2020 to 12/31/2020	Invesco V.I. Technology Fund 1/1/2020 to 12/31/2020	Janus Henderson Balanced Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Enterprise Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Forty Portfolio 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,943	$(443)	$(1,621)	$177,145	$(47,569)	$44,942
Net realized gain (loss) on investments	4,905	62,445	72,955	318,098	1,803,028	1,681,018
Net change in unrealized appreciation (depreciation) of investments	41,480	69,327	108,674	637,221	1,263,198	4,695,150
Net increase (decrease) in net assets resulting from operations	50,328	131,329	180,008	1,132,464	3,018,657	6,421,110
From Contractowners Transactions:
Payments received from Contractowners	25,489	31,049	14,579	478,525	519,077	577,373
Transfers between Variable Investment Options including guaranteed investment account, net	2,345	(20,915)	11,595	(95,185)	(171,276)	31,339
Redemptions for contract benefits and terminations	(20,460)	(85,970)	(38,847)	(555,795)	(964,282)	(859,214)
Contract maintenance charges	(22,872)	(62,099)	(19,060)	(567,452)	(737,124)	(851,040)
Net increase (decrease) in net assets resulting from contractowners transactions	(15,498)	(137,935)	(31,733)	(739,907)	(1,353,605)	(1,101,542)
Net increase (Decrease) in Net Assets	34,830	(6,606)	148,275	392,557	1,665,052	5,319,568
Net Assets - Beginning of Year	404,778	1,060,531	414,246	9,063,879	17,543,295	17,338,575
Net Assets - End of Year	$439,608	$1,053,925	$562,521	$9,456,436	$19,208,347	$22,658,143

The accompanying notes are an integral part of these financial statements.
FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

For the Year or Period Ended December 31, 2020

	Janus Henderson Global Research Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Overseas Portfolio 1/1/2020 to 12/31/2020	MFS® Utilities Series 1/1/2020 to 12/31/2020	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$37,063	$26,019	$33,832	$51,680
Net realized gain (loss) on investments	801,021	(49,342)	65,729	(30,128)
Net change in unrealized appreciation (depreciation) of investments	1,055,648	514,873	(16,541)	209,225
Net increase (decrease) in net assets resulting from operations	1,893,732	491,550	83,020	230,777
From Contractowners Transactions:
Payments received from Contractowners	538,150	203,554	68,483	169,697
Transfers between Variable Investment Options including guaranteed investment account, net	79,219	(113,218)	(6,783)	28,879
Redemptions for contract benefits and terminations	(457,854)	(163,801)	(90,324)	(89,328)
Contract maintenance charges	(582,075)	(171,872)	(65,038)	(156,711)
Net increase (decrease) in net assets resulting from contractowners transactions	(422,560)	(245,337)	(93,662)	(47,463)
Net increase (Decrease) in Net Assets	1,471,172	246,213	(10,642)	183,314
Net Assets - Beginning of Year	10,193,756	3,337,285	1,699,068	2,439,965
Net Assets - End of Year	$11,664,928	$3,583,498	$1,688,426	$2,623,279

The accompanying notes are an integral part of these financial statements.
FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2019

	1290 VT Equity Income* 1/1/2019 to 12/31/2019	1290 VT GAMCO Small Company Value* 1/1/2019 to 12/31/2019	1290 VT Socially Responsible* 1/1/2019 to 12/31/2019	BNY Mellon Stock Index Fund, Inc. 1/1/2019 to 12/31/2019	EQ/AB Small Cap Growth* 1/1/2019 to 12/31/2019	EQ/Aggressive Allocation* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$141,058	$20,750	$8,054	$240,365	$(1,539)	$13,006
Net realized gain (loss) on investments	(142,975)	3,658,575	86,360	1,554,974	76,667	90,427
Net change in unrealized appreciation (depreciation) of investments	1,646,753	9,199,951	316,234	3,104,388	101,595	124,191
Net increase (decrease) in net assets resulting from operations	1,644,836	12,879,276	410,648	4,899,727	176,723	227,624
From Contractowners Transactions:
Payments received from Contractowners	379,897	2,473,095	77,256	827,967	30,634	80,678
Transfers between Variable Investment Options including guaranteed investment account, net	(28,032)	(1,097,148)	20,595	(134,179)	(3,869)	6,237
Redemptions for contract benefits and terminations	(649,072)	(4,053,135)	(141,062)	(927,023)	(87,609)	(14,756)
Contract maintenance charges	(511,652)	(3,026,359)	(98,064)	(1,013,614)	(37,187)	(74,771)
Net increase (decrease) in net assets resulting from contractowners transactions	(808,859)	(5,703,547)	(141,275)	(1,246,849)	(98,031)	(2,612)
Net increase (Decrease) in Net Assets	835,977	7,175,729	269,373	3,652,878	78,692	225,012
Net Assets - Beginning of Year	7,267,387	58,485,971	1,437,801	16,591,161	670,819	957,529
Net Assets - End of Year	$8,103,364	$65,661,700	$1,707,174	$20,244,039	$749,511	$1,182,541

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/All Asset Growth Allocation* 1/1/2019 to 12/31/2019	EQ/BlackRock Basic Value Equity* 1/1/2019 to 12/31/2019	EQ/Capital Group Research* 1/1/2019 to 12/31/2019	EQ/Conservative Allocation* 1/1/2019 to 12/31/2019	EQ/Conservative- Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Core Bond Index* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$546,329	$14,896	$4,549	$1,143	$5,631	$152,981
Net realized gain (loss) on investments	2,575,805	90,965	750,654	14,362	18,083	21,188
Net change in unrealized appreciation (depreciation) of investments	5,743,430	96,953	554,370	15,888	36,745	433,326
Net increase (decrease) in net assets resulting from operations	8,865,564	202,814	1,309,573	31,393	60,459	607,495
From Contractowners Transactions:
Payments received from Contractowners	4,310,302	60,066	200,053	25,698	31,036	874,357
Transfers between Variable Investment Options including guaranteed investment account, net	(926,915)	(43,217)	304	409,935	(2,572)	118,638
Redemptions for contract benefits and terminations	(2,989,476)	(97,953)	(350,221)	(464,671)	(2,618)	(931,065)
Contract maintenance charges	(4,008,436)	(52,228)	(238,648)	(39,985)	(47,232)	(886,967)
Net increase (decrease) in net assets resulting from contractowners transactions	(3,614,525)	(133,332)	(388,512)	(69,023)	(21,386)	(825,037)
Net increase (Decrease) in Net Assets	5,251,039	69,482	921,061	(37,630)	39,073	(217,542)
Net Assets - Beginning of Year	49,680,633	940,023	4,159,973	258,615	475,399	10,739,496
Net Assets - End of Year	$54,931,672	$1,009,505	$5,081,034	$220,985	$514,472	$10,521,954

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Core Plus Bond* 1/1/2019 to 12/31/2019	EQ/Global Equity Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Intermediate Government Bond* 1/1/2019 to 12/31/2019	EQ/Janus Entreprise* 1/1/2019 to 12/31/2019	EQ/Large Cap Growth Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Index* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,543	$8,078	$37,220	$(26,060)	$(1,640)	$130,401
Net realized gain (loss) on investments	(2,168)	50,822	9,656	662,027	1,105,875	682,831
Net change in unrealized appreciation (depreciation) of investments	44,311	124,453	80,673	1,677,782	1,408,340	794,060
Net increase (decrease) in net assets resulting from operations	57,686	183,353	127,549	2,313,749	2,512,575	1,607,292
From Contractowners Transactions:
Payments received from Contractowners	75,412	37,651	335,706	383,726	422,356	369,670
Transfers between Variable Investment Options including guaranteed investment account, net	2,635	2,669	45,173	45,700	(131,560)	(25,908)
Redemptions for contract benefits and terminations	(81,012)	(85,499)	(308,169)	(585,853)	(569,337)	(760,744)
Contract maintenance charges	(64,797)	(45,703)	(367,331)	(444,979)	(534,397)	(429,244)
Net increase (decrease) in net assets resulting from contractowners transactions	(67,762)	(90,882)	(294,621)	(601,406)	(812,938)	(846,226)
Net increase (Decrease) in Net Assets	(10,076)	92,471	(167,072)	1,712,343	1,699,637	761,066
Net Assets - Beginning of Year	916,653	774,709	3,536,495	6,623,461	7,878,602	6,729,108
Net Assets - End of Year	$906,577	$867,180	$3,369,423	$8,335,804	$9,578,239	$7,490,174

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Large Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Loomis Sayles Growth Portfolio* 1/1/2019 to 12/31/2019	EQ/MFS International Growth* 1/1/2019 to 12/31/2019	EQ/Mid Cap Index* 1/1/2019 to 12/31/2019	EQ/Mid Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Moderate Allocation* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,820	$(215,638)	$74,667	$29,295	$102,479	$31,762
Net realized gain (loss) on investments	110,675	5,261,113	564,997	228,414	909,264	132,277
Net change in unrealized appreciation (depreciation) of investments	99,034	11,352,314	2,030,231	583,187	1,300,947	227,685
Net increase (decrease) in net assets resulting from operations	225,529	16,397,789	2,669,895	840,896	2,312,690	391,724
From Contractowners Transactions:
Payments received from Contractowners	65,405	2,776,863	658,498	163,424	601,323	205,988
Transfers between Variable Investment Options including guaranteed investment account, net	(18,724)	(106,921)	(48,552)	3,121	50,232	11,573
Redemptions for contract benefits and terminations	(111,580)	(4,308,350)	(772,339)	(141,394)	(770,997)	(220,271)
Contract maintenance charges	(57,327)	(3,741,803)	(664,450)	(189,104)	(661,676)	(191,917)
Net increase (decrease) in net assets resulting from contractowners transactions	(122,226)	(5,380,211)	(826,843)	(163,953)	(781,118)	(194,627)
Net increase (Decrease) in Net Assets	103,303	11,017,578	1,843,052	676,943	1,531,572	197,097
Net Assets - Beginning of Year	959,416	54,904,560	10,403,192	3,426,695	9,088,219	2,685,071
Net Assets - End of Year	$1,062,719	$65,922,138	$12,246,244	$4,103,638	$10,619,791	$2,882,168

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	EQ/Moderate- Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Money Market* 1/1/2019 to 12/31/2019	EQ/PIMCO Ultra Short Bond* 1/1/2019 to 12/31/2019	EQ/Quality Bond PLUS* 1/1/2019 to 12/31/2019	EQ/Small Company Index* 1/1/2019 to 12/31/2019	EQ/T.Rowe Price Growth Stock* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$33,958	$81,950	$32,732	$42,225	$9,017	$(308,334)
Net realized gain (loss) on investments	186,219	376	197	(4,132)	81,411	3,403,707
Net change in unrealized appreciation (depreciation) of investments	267,845	(287)	4,958	164,705	169,811	9,711,059
Net increase (decrease) in net assets resulting from operations	488,022	82,039	37,887	202,798	260,239	12,806,432
From Contractowners Transactions:
Payments received from Contractowners	175,492	820,731	160,066	363,093	54,627	2,280,841
Transfers between Variable Investment Options including guaranteed investment account, net	235,987	1,432,019	33,859	22,304	10,591	(987,385)
Redemptions for contract benefits and terminations	(108,239)	(1,562,991)	(125,464)	(149,247)	(47,144)	(2,619,337)
Contract maintenance charges	(208,871)	(854,827)	(145,166)	(361,131)	(65,206)	(2,292,553)
Net increase (decrease) in net assets resulting from contractowners transactions	94,369	(165,068)	(76,705)	(124,981)	(47,132)	(3,618,434)
Net increase (Decrease) in Net Assets	582,391	(83,029)	(38,818)	77,817	213,107	9,187,998
Net Assets - Beginning of Year	2,474,277	7,128,016	1,756,478	4,071,124	1,061,611	43,486,711
Net Assets - End of Year	$3,056,668	$7,044,987	$1,717,660	$4,148,941	$1,274,718	$52,674,709

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	Fidelity® VIP Contrafund® Portfolio 1/1/2019 to 12/31/2019	Franklin Income VIP Fund 1/1/2019 to 12/31/2019	Franklin Rising Dividends VIP Fund 1/1/2019 to 12/31/2019	Invesco Oppenheimer V.I. Global Fund 1/1/2019 to 12/31/2019	Invesco V.I. Diversified Dividend Fund 1/1/2019 to 12/31/2019	Invesco V.I. Global Core Equity Fund 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(22,332)	$286,745	$12,655	$8,108	$9,069	$4,035
Net realized gain (loss) on investments	2,916,986	144,445	232,549	443,744	31,682	39,493
Net change in unrealized appreciation (depreciation) of investments	2,793,145	414,197	104,764	282,790	36,164	42,422
Net increase (decrease) in net assets resulting from operations	5,687,799	845,387	349,968	734,642	76,915	85,950
From Contractowners Transactions:
Payments received from Contractowners	964,231	393,665	47,491	130,843	18,965	24,081
Transfers between Variable Investment Options including guaranteed investment account, net	(247,820)	(165,006)	(5,576)	(52,345)	3,034	(393)
Redemptions for contract benefits and terminations	(1,546,645)	(391,008)	(34,585)	(126,502)	(41,199)	(53,246)
Contract maintenance charges	(1,265,656)	(384,608)	(60,482)	(133,239)	(15,927)	(23,656)
Net increase (decrease) in net assets resulting from contractowners transactions	(2,095,890)	(546,957)	(53,152)	(181,243)	(35,127)	(53,214)
Net increase (Decrease) in Net Assets	3,591,909	298,430	296,816	553,399	41,788	32,736
Net Assets - Beginning of Year	19,210,712	5,651,608	1,232,171	2,441,118	328,693	372,042
Net Assets - End of Year	$22,802,621	$5,950,038	$1,528,987	$2,994,517	$370,481	$404,778

The accompanying notes are an integral part of these financial statements.
FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2019

	Invesco V.I. Health Care Fund 1/1/2019 to 12/31/2019	Invesco V.I. Technology Fund 1/1/2019 to 12/31/2019	Janus Henderson Balanced Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Enterprise Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Forty Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Global Research Portfolio 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,855)	$(1,309)	$130,347	$(34,424)	$(52,286)	$52,601
Net realized gain (loss) on investments	33,012	41,642	406,409	1,678,731	1,513,440	1,070,064
Net change in unrealized appreciation (depreciation) of investments	231,877	71,172	1,155,297	3,150,537	3,434,067	1,275,198
Net increase (decrease) in net assets resulting from operations	262,034	111,505	1,692,053	4,794,844	4,895,221	2,397,863
From Contractowners Transactions:
Payments received from Contractowners	33,557	16,014	450,410	532,533	650,301	544,478
Transfers between Variable Investment Options including guaranteed investment account, net	6,199	229	133,357	(106,075)	(210,671)	(224,046)
Redemptions for contract benefits and terminations	(34,350)	(20,746)	(439,826)	(989,115)	(1,117,265)	(743,785)
Contract maintenance charges	(54,933)	(16,793)	(568,783)	(852,425)	(884,406)	(620,405)
Net increase (decrease) in net assets resulting from contractowners transactions	(49,527)	(21,296)	(424,842)	(1,415,082)	(1,562,041)	(1,043,758)
Net increase (Decrease) in Net Assets	212,507	90,209	1,267,211	3,379,762	3,333,180	1,354,105
Net Assets - Beginning of Year	848,024	324,037	7,796,668	14,163,533	14,005,395	8,839,651
Net Assets - End of Year	$1,060,531	$414,246	$9,063,879	$17,543,295	$17,338,575	$10,193,756

The accompanying notes are an integral part of these financial statements.
FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT L

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

For the Year Ended December 31, 2019

	Janus Henderson Overseas Portfolio 1/1/2019 to 12/31/2019	MFS® Utilities Series 1/1/2019 to 12/31/2019	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$45,596	$58,975	$51,188
Net realized gain (loss) on investments	(68,361)	24,553	(49,487)
Net change in unrealized appreciation (depreciation) of investments	733,870	261,257	134,453
Net increase (decrease) in net assets resulting from operations	711,105	344,785	136,154
From Contractowners Transactions:
Payments received from Contractowners	226,863	76,098	165,422
Transfers between Variable Investment Options including guaranteed investment account, net	(9,139)	(25,414)	51,396
Redemptions for contract benefits and terminations	(207,956)	(57,112)	(204,108)
Contract maintenance charges	(170,067)	(70,132)	(160,920)
Net increase (decrease) in net assets resulting from contractowners transactions	(160,299)	(76,560)	(148,210)
Net increase (Decrease) in Net Assets	550,806	268,225	(12,056)
Net Assets - Beginning of Year	2,786,479	1,430,843	2,452,021
Net Assets - End of Year	$3,337,285	$1,699,068	$2,439,965

The accompanying notes are an integral part of these financial statements.
FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.  ORGANIZATION

Equitable America Variable Account L (the "Account" and formerly known as MONY America Variable Account L) was established by Equitable Financial Life Insurance Company of America ("Equitable Financial") and formerly known as "MONY Life Insurance Company of America") on February 19, 1985. Equitable Financial changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission ("SEC"), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), EQ Premier VIP Trust ("VIP"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options ("Portfolios")

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund

Invesco V.I. Technology Fund

BNY Mellon Investment Adviser, Inc.

BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

1290 VT Equity Income

1290 VT GAMCO Small Company Value

1290 VT Socially Responsible

EQ/AB Small Cap Growth

EQ/All Asset Growth Allocation(1)

EQ/BlackRock Basic Value Equity

EQ/Capital Group Research(2)

EQ/Core Bond Index

EQ/Global Equity Managed Volatility

EQ/Intermediate Government Bond

EQ/Janus Enterprise

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Large Cap Value Index

EQ/Loomis Sayles Growth

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

1.  ORGANIZATION

EQ Premier VIP Trust*(3)

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Plus Bond(4)

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Rising Dividends VIP Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

MFS® Variable Insurance Trust

MFS® Utilities Series

(1)  Formerly known as All Asset Growth-Alt 20

(2)  Formerly known as EQ/Capital Guardian Research

(3)  Formerly known as AXA Premier VIP Trust

(4)  Formerly known as CharterSM Multi-Sector Bond

*  An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, LLC.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial's other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

1.  ORGANIZATION

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial's insurance and annuity

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2.  SIGNIFICANT ACCOUNTING POLICIES

obligations and are subject to Equitable Financial's General Account liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3.  FAIR VALUE DISCLOSURES

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

3.  FAIR VALUE DISCLOSURES

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2020 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4.  PURCHASES AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2020 were as follows:

	Purchases	Sales
1290 VT Equity Income	$383,581	$1,085,049
1290 VT GAMCO Small Company Value	2,520,386	5,730,763
1290 VT Socially Responsible	145,609	152,212
BNY Mellon Stock Index Fund, Inc.	1,956,979	1,662,542
EQ/AB Small Cap Growth	131,529	69,509
EQ/Aggressive Allocation	185,175	141,191
EQ/All Asset Growth Allocation	3,965,383	5,800,581
EQ/BlackRock Basic Value Equity	128,740	50,248
EQ/Capital Group Research	19,693,084	4,024,546
EQ/Conservative Allocation	39,653	58,874
EQ/Conservative-Plus Allocation	255,402	44,504
EQ/Core Bond Index	1,301,270	1,101,622
EQ/Core Plus Bond	99,225	126,264
EQ/Global Equity Managed Volatility	63,594	66,719
EQ/Intermediate Government Bond	270,672	383,086
EQ/Janus Enterprise	1,081,093	625,686
EQ/Large Cap Growth Managed Volatility	1,711,734	1,040,978

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

4.  PURCHASES AND SALES OF PORTFOLIOS

	Purchases	Sales
EQ/Large Cap Value Managed Volatility	$117,923	$69,550
EQ/Large Cap Value Index	522,120	446,797
EQ/Loomis Sayles Growth Portfolio	7,140,155	6,924,755
EQ/MFS International Growth	1,362,397	1,056,331
EQ/Mid Cap Index	309,302	380,569
EQ/Mid Cap Value Managed Volatility	623,194	896,471
EQ/Moderate Allocation	426,787	356,049
EQ/Moderate-Plus Allocation	439,851	302,031
EQ/Money Market	5,315,062	4,098,753
EQ/Morgan Stanley Small Cap Growth	14,854,109	1,262,819
EQ/PIMCO Ultra Short Bond	134,644	122,478
EQ/Quality Bond PLUS	307,417	439,569
EQ/Small Company Index	81,008	121,992
EQ/T. Rowe Price Growth Stock	2,738,542	5,984,306
Fidelity® VIP Contrafund® Portfolio	541,937	2,364,191
Franklin Income VIP Fund	491,934	460,855
Franklin Rising Dividends VIP Fund	147,542	77,126
Invesco Oppenheimer V.I. Global Fund	187,347	210,536
Invesco V.I. Diversified Dividend Fund	70,722	65,150
Invesco V.I. Global Core Equity Fund	21,832	33,387
Invesco V.I. Health Care Fund	38,245	153,547
Invesco V.I. Technology Fund	83,849	75,077
Janus Henderson Balanced Portfolio	536,803	1,012,838
Janus Henderson Enterprise Portfolio	1,411,413	1,663,210
Janus Henderson Forty Portfolio	2,054,098	1,846,407
Janus Henderson Global Research Portfolio	927,138	800,929
Janus Henderson Overseas Portfolio	157,809	376,868
MFS® Utilities Series	135,952	154,651
PIMCO Global Bond Opportunities Portfolio (Unhedged)	216,691	212,475

The units issued and redeemed for the year ended December 31, 2020 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	589	22,693	(22,104)
1290 VT Equity Income	B	10,786	23,270	(12,484)
1290 VT GAMCO Small Company Value	B	15,352	72,089	(56,737)
1290 VT Socially Responsible	A	1,289	4,618	(3,329)
1290 VT Socially Responsible	B	1,821	1,949	(128)
BNY Mellon Stock Index Fund, Inc.	Initial	18,524	58,815	(40,291)
EQ/AB Small Cap Growth	A	609	1,943	(1,334)
EQ/Aggressive Allocation	B	4,586	8,387	(3,801)
EQ/All Asset Growth Allocation	B	99,297	227,152	(127,855)
EQ/BlackRock Basic Value Equity	B	1,509	1,794	(285)

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

4.  PURCHASES AND SALES OF PORTFOLIOS

	Share Class+	Issued	Redeemed	Net Change
EQ/Capital Group Research	A	750,014	287,814	462,200
EQ/Conservative Allocation	B	2,317	4,209	(1,892)
EQ/Conservative-Plus Allocation	B	15,014	3,486	11,528
EQ/Core Bond Index	A	72,801	73,743	(942)
EQ/Core Plus Bond	A	2,717	7,033	(4,316)
EQ/Global Equity Managed Volatility	A	232	1,292	(1,060)
EQ/Intermediate Government Bond	A	14,435	22,871	(8,436)
EQ/Janus Enterprise	A	6,518	19,977	(13,459)
EQ/Large Cap Growth Managed Volatility	B	5,761	30,526	(24,765)
EQ/Large Cap Value Managed Volatility	A	2,211	3,180	(969)
EQ/Large Cap Value Index	A	11,709	15,493	(3,784)
EQ/Loomis Sayles Growth Portfolio	B	18,138	166,272	(148,134)
EQ/MFS International Growth	B	14,608	41,651	(27,043)
EQ/Mid Cap Index	A	2,147	10,390	(8,243)
EQ/Mid Cap Value Managed Volatility	A	8,436	32,980	(24,544)
EQ/Moderate Allocation	B	15,353	24,861	(9,508)
EQ/Moderate-Plus Allocation	B	11,081	19,838	(8,757)
EQ/Money Market	A	507,614	390,460	117,154
EQ/Morgan Stanley Small Cap Growth	B	1,070,958	84,008	986,950
EQ/PIMCO Ultra Short Bond	B	8,696	8,388	308
EQ/Quality Bond PLUS	B	9,842	21,026	(11,184)
EQ/Small Company Index	A	689	3,175	(2,486)
EQ/T. Rowe Price Growth Stock	B	29,608	105,476	(75,868)
Fidelity® VIP Contrafund® Portfolio	Service	12,379	53,406	(41,027)
Franklin Income VIP Fund	Class 2	6,567	16,645	(10,078)
Franklin Rising Dividends VIP Fund	Class 2	1,305	1,851	(546)
Invesco Oppenheimer V.I. Global Fund	Service	1,473	4,230	(2,757)
Invesco V.I. Diversified Dividend Fund	Series 1	3,826	4,229	(403)
Invesco V.I. Global Core Equity Fund	Series 1	900	1,616	(716)
Invesco V.I. Health Care Fund	Series 1	345	3,897	(3,552)
Invesco V.I. Technology Fund	Series 1	1,091	2,001	(910)
Janus Henderson Balanced Portfolio	Institutional	7,254	27,495	(20,241)
Janus Henderson Enterprise Portfolio	Institutional	7,914	47,957	(40,043)
Janus Henderson Forty Portfolio	Institutional	9,673	31,966	(22,293)
Janus Henderson Forty Portfolio	Service	4,748	5,418	(670)
Janus Henderson Global Research Portfolio	Institutional	23,673	47,721	(24,048)
Janus Henderson Overseas Portfolio	Service	4,849	12,938	(8,089)
MFS® Utilities Series	Initial	968	2,584	(1,616)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	6,825	8,930	(2,105)

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class B and are also subject to distribution fees imposed under distribution plans ("Distribution Plans") and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class B shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC ("Equitable Distributors" and formerly known as AXA Distributors, LLC) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC ("EIM" and formerly known as AXA Equitable Funds Management Group, LLC). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIM, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIM either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.31% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC ("Equitable Advisors" and formerly known as AXA Equitable Advisors, LLC) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Financial and Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Financial Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT and VIP.

6.  REORGANIZATIONS

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a "Surviving Portfolio", and collectively, the "Surviving Portfolios") acquired the net assets of other Portfolios (each, a "Removed Portfolio", and collectively, the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio
June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research
Shares Class	Class IB	Class IA
Shares	1,789,153	763,819
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$15,798,221	$4,970,009
Net Assets After Merger	$—	$20,768,230
Unrealized Gain	$853,048

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6.  REORGANIZATIONS

	Removed Portfolio	Surviving Portfolio
June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
Shares Class	Class B	Class IB
Shares	878,150	1,026,655
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$11,898,933	$—
Net Assets After Merger	$—	$11,898,933
Unrealized Gain	$1,894,558

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

7.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate Equitable Financial. Equitable Financial may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Premium Charge: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at
FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

8.  FINANCIAL HIGHLIGHTS

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

Units Outstanding	Share Class+	2020	2019	2018	2017	2016
1290 VT Equity Income	A	17,131	39,236	40,455	19,951	43,948
1290 VT Equity Income	B	219,947	232,431	259,921	282,710	310,700
1290 VT GAMCO Small Company Value	B	646,910	703,647	771,030	846,560	925,693
1290 VT Socially Responsible	A	61,098	64,428	70,572	79,175	83,798
1290 VT Socially Responsible	B	13,142	13,270	14,399	15,450	16,679
BNY Mellon Stock Index Fund, Inc.	Initial	632,846	673,137	719,678	761,402	817,767
EQ/AB Small Cap Growth	A	20,232	21,565	24,581	26,620	30,990
EQ/Aggressive Allocation	B	65,939	69,740	69,898	70,100	67,726
EQ/All Asset Growth Allocation	B	1,590,365	1,718,217	1,839,162	1,968,323	2,118,651
EQ/BlackRock Basic Value Equity	B	32,607	32,892	37,674	39,794	41,039
EQ/Capital Group Research	A	619,102	156,902	168,703	185,039	212,766
EQ/Conservative Allocation	B	14,343	16,235	20,683	25,977	30,296

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Units Outstanding	Share Class+	2020	2019	2018	2017	2016
EQ/Conservative-Plus Allocation	B	46,706	35,178	36,723	39,182	40,434
EQ/Core Bond Index	A	684,551	685,494	739,712	791,199	865,477
EQ/Core Plus Bond	A	50,198	54,514	58,723	61,228	64,789
EQ/Global Equity Managed Volatility	A	15,724	16,783	18,717	20,614	23,760
EQ/Intermediate Government Bond	A	199,627	208,062	226,360	250,722	270,351
EQ/Janus Enterprise	A	259,517	272,976	294,583	315,229	332,906
EQ/Large Cap Growth Managed Volatility	B	279,715	304,480	333,340	369,223	397,229
EQ/Large Cap Value Managed Volatility	A	45,532	46,501	52,475	56,953	62,768
EQ/Large Cap Value Index	A	232,538	236,322	265,855	279,892	296,431
EQ/Loomis Sayles Growth Portfolio	B	1,619,523	1,767,657	1,926,954	2,078,073	2,254,790
EQ/MFS International Growth	B	370,924	397,967	427,360	462,983	512,844
EQ/Mid Cap Index	A	102,898	111,140	115,951	121,260	133,888
EQ/Mid Cap Value Managed Volatility	A	333,150	357,694	386,139	426,315	462,251
EQ/Moderate Allocation	B	184,474	193,982	207,908	222,360	232,473
EQ/Moderate-Plus Allocation	B	180,990	189,747	183,584	192,034	194,276
EQ/Money Market	A	751,403	634,249	647,980	754,982	785,530
EQ/Morgan Stanley Small Cap Growth	B	987,097	N/A	N/A	N/A	N/A
EQ/PIMCO Ultra Short Bond	B	121,087	120,779	126,206	131,634	137,126
EQ/Quality Bond PLUS	B	174,802	185,986	192,232	208,200	230,202
EQ/Small Company Index	A	28,631	31,117	32,336	35,164	36,485
EQ/T. Rowe Price Growth Stock	B	911,368	987,236	1,060,881	1,161,730	1,246,780
Fidelity® VIP Contrafund® Portfolio	Service	510,251	551,279	608,257	659,546	724,077
Franklin Income VIP Fund	Class 2	198,628	208,706	228,672	241,931	258,425
Franklin Rising Dividends VIP Fund	Class 2	37,603	38,150	39,592	43,009	45,465
Invesco Oppenheimer V.I. Global Fund	Service	63,874	66,631	71,153	75,139	80,280
Invesco V.I. Diversified Dividend Fund	Series 1	22,731	23,135	25,585	26,157	30,219
Invesco V.I. Global Core Equity Fund	Series 1	18,414	19,130	21,902	22,817	25,694
Invesco V.I. Health Care Fund	Series 1	24,041	27,593	29,133	31,210	31,915
Invesco V.I. Technology Fund	Series 1	12,591	13,501	14,300	15,012	15,558
Janus Henderson Balanced Portfolio	Institutional	223,827	244,068	256,494	273,455	303,705
Janus Henderson Enterprise Portfolio	Institutional	453,584	493,627	537,759	578,266	624,848
Janus Henderson Forty Portfolio	Institutional	294,400	316,693	348,987	370,422	402,615
Janus Henderson Forty Portfolio	Service	65,231	65,901	73,545	77,539	81,836
Janus Henderson Global Research Portfolio	Institutional	535,709	559,757	623,488	668,149	730,228
Janus Henderson Overseas Portfolio	Service	105,499	113,587	119,749	125,287	137,178
MFS® Utilities Series	Initial	26,114	27,730	29,104	30,448	34,900
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	103,160	105,262	111,852	112,211	125,308

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Unit Value	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$22.28	$22.28	$23.48	$23.48	$19.01	$19.01	$21.66	$21.66	$18.81	$18.81
1290 VT Equity Income	B	25.20	31.13	26.60	32.72	21.58	26.44	24.62	30.04	21.41	26.02
1290 VT GAMCO Small Company Value	B	86.64	149.97	57.56	137.98	112.70	64.59	134.51	76.78	48.12	116.73
1290 VT Socially Responsible	A	24.71	25.83	19.92	21.70	16.78	15.92	17.68	16.71	13.42	14.80
1290 VT Socially Responsible	B	33.48	33.48	28.01	28.01	21.58	21.58	22.64	22.64	18.87	18.87
BNY Mellon Stock Index Fund, Inc.	Initial	31.21	36.54	26.64	31.08	20.46	23.77	21.62	25.02	17.92	20.65
EQ/AB Small Cap Growth	A	47.12	47.12	34.76	34.76	27.29	27.29	29.73	29.73	24.32	24.32
EQ/Aggressive Allocation	B	18.61	19.65	16.25	17.08	13.15	13.77	14.51	15.14	12.28	12.76
EQ/All Asset Growth Allocation	B	24.17	43.78	19.68	39.28	33.23	18.20	36.22	19.76	15.58	31.49
EQ/BlackRock Basic Value Equity	B	31.45	31.45	30.69	30.69	24.95	24.95	27.22	27.22	25.27	25.27
EQ/Capital Group Research	A	41.24	51.86	28.19	42.21	25.55	31.88	27.06	33.62	17.96	21.73
EQ/Conservative Allocation	B	14.00	14.78	13.14	13.82	12.12	12.70	12.41	12.94	11.91	12.38
EQ/Conservative-Plus Allocation	B	15.43	16.29	14.13	14.86	12.54	13.14	13.12	13.68	12.15	12.62
EQ/Core Bond Index	A	12.58	17.69	11.95	16.73	11.33	15.80	11.39	15.82	11.31	15.65
EQ/Core Plus Bond	A	19.04	19.04	16.63	16.63	15.61	15.61	15.74	15.74	15.45	15.45
EQ/Global Equity Managed Volatility	A	58.84	58.84	51.67	51.67	41.39	41.39	47.29	47.29	37.64	37.64
EQ/Intermediate Government Bond	A	17.53	19.94	14.34	19.26	18.63	16.25	18.62	16.17	13.75	18.69
EQ/Janus Enterprise	A	33.01	53.40	27.88	45.10	20.50	33.17	20.95	33.89	16.44	26.59
EQ/Large Cap Growth Managed Volatility	B	39.47	41.97	30.13	31.90	22.70	23.94	23.57	24.76	18.38	19.23
EQ/Large Cap Value Managed Volatility	A	23.39	24.07	22.21	22.85	17.77	18.28	19.80	20.37	17.45	17.95
EQ/Large Cap Value Index	A	30.42	32.34	29.87	31.75	23.86	25.37	26.28	27.94	23.34	24.81
EQ/Loomis Sayles Growth Portfolio	B	36.77	50.61	28.30	38.79	21.71	29.64	22.55	30.66	16.88	22.86
EQ/MFS International Growth	B	29.14	41.17	23.81	35.96	28.48	19.98	31.66	22.13	15.80	24.15
EQ/Mid Cap Index	A	39.79	41.59	35.38	36.98	28.32	29.60	32.18	33.64	27.96	29.23
EQ/Mid Cap Value Managed Volatility	A	31.05	31.05	29.69	29.69	23.54	23.54	27.24	27.24	24.34	24.34
EQ/Moderate Allocation	B	15.85	16.73	14.35	15.09	12.52	13.11	13.24	13.81	12.02	12.48
EQ/Moderate-Plus Allocation	B	17.50	18.47	15.45	16.25	12.97	13.59	14.03	14.64	12.30	12.78
EQ/Money Market	A	10.53	11.20	10.59	11.21	10.51	11.09	10.46	10.99	10.49	10.98
EQ/Morgan Stanley Small Cap Growth	B	18.79	46.03	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	14.23	14.36	14.13	14.25	13.82	13.94	13.74	13.86	13.53	13.65
EQ/Quality Bond PLUS	B	20.67	27.29	19.47	25.95	24.75	18.59	24.91	18.64	18.35	24.75
EQ/Small Company Index	A	48.88	48.88	40.97	40.97	32.83	32.83	37.15	37.15	32.70	32.70

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Unit Value	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/T. Rowe Price Growth Stock	B	$48.13	$95.29	$35.01	$70.31	$54.03	$27.07	$55.34	$27.62	$20.57	$41.80
Fidelity® VIP Contrafund® Portfolio	Service	46.89	57.06	36.22	43.90	27.76	33.51	29.92	35.96	24.75	29.64
Franklin Income VIP Fund	Class 2	18.33	28.91	18.27	28.81	15.80	24.91	16.57	26.12	15.16	23.90
Franklin Rising Dividends VIP Fund	Class 2	46.32	46.32	40.08	40.08	31.12	31.12	32.90	32.90	27.39	27.39
Invesco Oppenheimer V.I. Global Fund	Service	57.03	57.03	44.94	44.94	34.31	34.31	39.75	39.75	29.26	29.26
Invesco V.I. Diversified Dividend Fund	Series 1	15.98	15.98	16.01	16.01	12.85	12.85	13.95	13.95	12.89	13.31
Invesco V.I. Global Core Equity Fund	Series 1	23.87	23.87	21.16	21.16	16.96	19.34	21.10	22.92	16.41	18.72
Invesco V.I. Health Care Fund	Series 1	43.84	44.42	38.43	38.94	29.11	29.49	28.95	29.33	25.08	25.41
Invesco V.I. Technology Fund	Series 1	44.68	44.68	30.68	30.68	22.66	22.66	22.84	22.84	16.96	16.96
Janus Henderson Balanced Portfolio	Institutional	39.21	42.83	34.56	37.60	28.40	30.78	28.42	30.68	24.18	25.99
Janus Henderson Enterprise Portfolio	Institutional	41.53	52.91	28.91	44.62	33.18	25.84	33.57	26.03	16.99	26.54
Janus Henderson Forty Portfolio	Institutional	46.97	66.98	33.95	48.22	24.94	35.28	24.64	34.71	19.05	26.73
Janus Henderson Forty Portfolio	Service	80.37	80.37	58.01	58.48	42.53	42.88	41.96	42.30	32.39	32.66
Janus Henderson Global Research Portfolio	Institutional	16.42	24.41	13.78	20.40	10.76	15.86	11.64	17.09	9.23	13.50
Janus Henderson Overseas Portfolio	Service	33.88	33.97	29.30	29.38	23.21	23.27	27.48	27.48	21.06	21.11
MFS® Utilities Series	Initial	61.99	64.68	58.74	61.29	47.13	49.18	46.80	48.83	40.90	42.67
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	23.60	25.91	21.50	23.61	20.33	22.32	21.30	23.38	19.68	21.60

Net Assets (000's)	2020	2019	2018	2017	2016
1290 VT Equity Income	$6,837	$8,103	$7,267	$8,473	$8,504
1290 VT GAMCO Small Company Value	65,624	65,662	58,486	76,812	72,859
1290 VT Socially Responsible	1,954	1,707	1,438	1,677	1,486
BNY Mellon Stock Index Fund, Inc.	22,416	20,244	16,591	18,485	16,389
EQ/AB Small Cap Growth	953	750	671	791	754
EQ/Aggressive Allocation	1,286	1,183	1,007	1,056	859
EQ/All Asset Growth Allocation	56,536	54,932	49,681	58,009	54,383
EQ/BlackRock Basic Value Equity	1,025	1,010	940	1,083	1,037
EQ/Capital Group Research	23,512	5,081	4,160	4,798	4,380
EQ/Conservative Allocation	208	221	259	330	368
EQ/Conservative-Plus Allocation	740	514	475	529	504
EQ/Core Bond Index	11,120	10,522	10,739	11,491	12,411
EQ/Core Plus Bond	956	907	917	964	1,001
EQ/Global Equity Managed Volatility	925	867	775	975	894
EQ/Intermediate Government Bond	3,351	3,369	3,536	3,906	4,212

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Net Assets (000's)	2020	2019	2018	2017	2016
EQ/Janus Enterprise	$9,380	$8,336	$6,623	$7,240	$6,027
EQ/Large Cap Growth Managed Volatility	11,559	9,578	7,879	9,034	7,559
EQ/Large Cap Value Managed Volatility	1,096	1,063	959	1,160	1,127
EQ/Large Cap Value Index	7,506	7,490	6,729	7,803	7,338
EQ/Loomis Sayles Growth Portfolio	78,720	65,922	54,905	61,200	49,556
EQ/MFS International Growth	13,109	12,246	10,403	12,503	10,529
EQ/Mid Cap Index	4,272	4,104	3,427	4,073	3,908
EQ/Mid Cap Value Managed Volatility	10,346	10,620	9,088	11,613	11,250
EQ/Moderate Allocation	3,043	2,882	2,685	3,033	2,869
EQ/Moderate-Plus Allocation	3,313	3,057	2,474	2,791	2,467
EQ/Money Market	8,261	7,045	7,128	8,222	8,567
EQ/Morgan Stanley Small Cap Growth	19,419	—	—	—	—
EQ/PIMCO Ultra Short Bond	1,735	1,718	1,756	1,821	1,868
EQ/Quality Bond PLUS	4,113	4,149	4,071	4,430	4,860
EQ/Small Company Index	1,399	1,275	1,062	1,306	1,193
EQ/T. Rowe Price Growth Stock	65,750	52,675	43,487	48,722	39,493
Fidelity® VIP Contrafund® Portfolio	27,411	22,803	19,211	22,359	20,287
Franklin Income VIP Fund	5,678	5,950	5,652	6,274	6,136
Franklin Rising Dividends VIP Fund	1,742	1,529	1,232	1,415	1,245
Invesco Oppenheimer V.I. Global Fund	3,643	2,995	2,441	2,987	2,349
Invesco V.I. Diversified Dividend Fund	363	370	329	365	390
Invesco V.I. Global Core Equity Fund	440	405	372	459	422
Invesco V.I. Health Care Fund	1,054	1,061	848	903	800
Invesco V.I. Technology Fund	563	414	324	343	264
Janus Henderson Balanced Portfolio	9,456	9,064	7,797	8,291	7,806
Janus Henderson Enterprise Portfolio	19,208	17,543	14,164	15,319	13,037
Janus Henderson Forty Portfolio	22,658	17,339	14,005	14,675	12,245
Janus Henderson Global Research Portfolio	11,665	10,194	8,840	10,208	8,801
Janus Henderson Overseas Portfolio	3,583	3,337	2,786	3,447	2,896
MFS® Utilities Series	1,688	1,699	1,431	1,486	1,489
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,623	2,440	2,452	2,578	2,656
Income Ratio*	2020	2019	2018	2017	2016
1290 VT Equity Income	1.65%	2.30%	2.12%	1.56%	1.91%
1290 VT GAMCO Small Company Value	0.62	0.60	0.57	0.59	0.47
1290 VT Socially Responsible	0.73	0.91	0.95	1.01	1.08
BNY Mellon Stock Index Fund, Inc.	1.45	1.74	1.75	1.70	1.98
EQ/AB Small Cap Growth	0.07	0.16	0.13	0.26	0.35
EQ/Aggressive Allocation	2.55	1.62	1.67	1.55	0.94
EQ/All Asset Growth Allocation	1.41	1.71	1.81	1.47	1.28
EQ/BlackRock Basic Value Equity	1.70	1.87	1.69	1.38	1.47

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Income Ratio*	2020	2019	2018	2017	2016
EQ/Capital Group Research	0.16%	0.58%	0.59%	0.77%	0.86%
EQ/Conservative Allocation	1.69	1.51	1.38	1.07	0.94
EQ/Conservative-Plus Allocation	2.28	1.62	1.50	1.20	0.74
EQ/Core Bond Index	1.49	1.87	1.83	1.53	1.49
EQ/Core Plus Bond	2.03	2.05	2.20	1.59	2.00
EQ/Global Equity Managed Volatility	0.59	1.34	1.07	1.08	0.89
EQ/Intermediate Government Bond	0.96	1.51	1.20	0.82	0.68
EQ/Janus Enterprise	0.00	0.02	0.00	0.00	0.00
EQ/Large Cap Growth Managed Volatility	0.08	0.44	0.51	0.49	0.56
EQ/Large Cap Value Managed Volatility	1.44	1.92	2.55	1.47	1.66
EQ/Large Cap Value Index	1.70	2.19	2.10	1.83	1.90
EQ/Loomis Sayles Growth Portfolio	0.00	0.03	0.09	0.17	0.31
EQ/MFS International Growth	0.41	1.26	0.89	0.80	0.96
EQ/Mid Cap Index	0.85	1.14	1.13	0.89	1.05
EQ/Mid Cap Value Managed Volatility	0.99	1.40	1.26	1.03	1.19
EQ/Moderate Allocation	2.11	1.63	1.56	1.26	0.89
EQ/Moderate-Plus Allocation	2.35	1.65	1.65	1.41	0.75
EQ/Money Market	0.19	1.59	1.20	0.41	0.00
EQ/Morgan Stanley Small Cap Growth	0.00	—	—	—	—
EQ/PIMCO Ultra Short Bond	0.76	2.24	1.93	1.25	0.99
EQ/Quality Bond PLUS	1.29	1.58	1.64	1.16	1.16
EQ/Small Company Index	0.86	1.13	1.01	1.04	1.06
EQ/T. Rowe Price Growth Stock	0.00	0.00	0.00	0.00	0.00
Fidelity® VIP Contrafund® Portfolio	0.14	0.37	0.64	0.90	0.70
Franklin Income VIP Fund	5.49	5.30	4.99	4.22	4.84
Franklin Rising Dividends VIP Fund	1.15	1.28	1.34	1.53	1.39
Invesco Oppenheimer V.I. Global Fund	0.41	0.65	0.81	0.74	0.73
Invesco V.I. Diversified Dividend Fund	2.83	2.95	2.44	1.64	1.28
Invesco V.I. Global Core Equity Fund	1.25	1.39	1.14	1.15	1.02
Invesco V.I. Health Care Fund	0.29	0.04	0.00	0.39	0.00
Invesco V.I. Technology Fund	0.00	0.00	0.00	0.00	0.00
Janus Henderson Balanced Portfolio	1.71	1.96	2.22	1.60	2.10
Janus Henderson Enterprise Portfolio	0.06	0.21	0.26	0.25	0.14
Janus Henderson Forty Portfolio	0.23	0.13	0.00	0.00	0.00
Janus Henderson Global Research Portfolio	0.66	1.01	1.19	0.83	1.05
Janus Henderson Overseas Portfolio	1.06	1.84	1.76	1.63	4.40
MFS® Utilities Series	2.32	4.13	1.12	4.33	3.99
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.38	2.44	6.62	1.96	1.57

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
1290 VT Equity Income	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT GAMCO Small Company Value	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
BNY Mellon Stock Index Fund, Inc.	Initial	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/AB Small Cap Growth	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Aggressive Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/All Asset Growth Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/BlackRock Basic Value Equity	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Capital Group Research	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative-Plus Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Plus Bond	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Intermediate Government Bond	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Janus Enterprise	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Growth Managed Volatility	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Loomis Sayles Growth Portfolio	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/MFS International Growth	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Mid Cap Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Moderate Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Moderate-Plus Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Money Market	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Morgan Stanley Small Cap Growth	B	0.35	0.75	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Quality Bond PLUS	B	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%
EQ/Small Company Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/T. Rowe Price Growth Stock	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Fidelity® VIP Contrafund® Portfolio	Service	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Franklin Income VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Franklin Rising Dividends VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco Oppenheimer V.I. Global Fund	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Diversified Dividend Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Core Equity Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Health Care Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Technology Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Balanced Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Enterprise Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Global Research Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Overseas Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
MFS® Utilities Series	Initial	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	–5.11%	–5.11%	23.47%	23.47%	–12.22%	–12.22%	15.15%	15.15%	12.31%	12.31%
1290 VT Equity Income	B	–5.25%	–4.87%	23.29%	23.78%	–12.35%	–12.00%	14.98%	15.44%	12.14%	12.59%
1290 VT GAMCO Small Company Value	B	8.69%	9.13%	22.43%	22.92%	–16.22%	–15.88%	15.23%	15.69%	22.35%	22.84%
1290 VT Socially Responsible	A	19.06%	19.54%	29.29%	29.81%	–5.09%	–4.71%	19.51%	19.98%	9.14%	9.57%
1290 VT Socially Responsible	B	19.54%	19.54%	29.81%	29.81%	–4.71%	–4.71%	19.98%	19.98%	9.57%	9.57%
BNY Mellon Stock Index Fund, Inc.	Initial	17.13%	17.60%	30.20%	30.73%	–5.35%	–4.97%	20.63%	21.12%	10.87%	11.32%

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/AB Small Cap Growth	A	35.59%	35.59%	27.36%	27.36%	–8.20%	–8.20%	22.24%	22.24%	12.19%	12.19%
EQ/Aggressive Allocation	B	14.54%	14.99%	23.56%	24.05%	–9.40%	–9.04%	18.21%	18.68%	7.98%	8.41%
EQ/All Asset Growth Allocation	B	11.45%	11.89%	18.21%	18.68%	–8.25%	–7.88%	15.03%	15.49%	8.75%	9.18%
EQ/BlackRock Basic Value Equity	B	2.46%	2.46%	23.00%	23.00%	–8.34%	–8.34%	7.73%	7.73%	17.55%	17.55%
EQ/Capital Group Research	A	18.65%	22.84%	31.89%	32.42%	–5.55%	–5.17%	24.50%	25.00%	7.61%	8.04%
EQ/Conservative Allocation	B	6.51%	6.94%	8.42%	8.86%	–2.30%	–1.91%	4.17%	4.58%	2.16%	2.57%
EQ/Conservative-Plus Allocation	B	9.17%	9.60%	12.63%	13.09%	–4.37%	–3.98%	8.01%	8.44%	3.95%	4.37%
EQ/Core Bond Index	A	5.27%	5.70%	5.47%	5.89%	–0.51%	–0.11%	0.71%	1.11%	0.62%	1.03%
EQ/Core Plus Bond	A	14.46%	14.46%	6.54%	6.54%	–0.85%	–0.85%	1.88%	1.88%	2.57%	2.57%
EQ/Global Equity Managed Volatility	A	13.88%	13.88%	24.83%	24.83%	–12.47%	–12.47%	25.64%	25.64%	4.11%	4.11%
EQ/Intermediate Government Bond	A	3.52%	3.94%	3.39%	3.80%	0.07%	0.48%	–0.41%	–0.01%	–0.30%	0.10%
EQ/Janus Enterprise	A	18.40%	18.40%	35.98%	35.98%	–2.13%	–2.13%	27.46%	27.46%	–4.67%	–4.67%
EQ/Large Cap Growth Managed Volatility	B	31.03%	31.55%	32.72%	33.25%	–3.70%	–3.32%	28.25%	28.77%	4.72%	5.14%
EQ/Large Cap Value Managed Volatility	A	5.31%	5.31%	25.00%	25.00%	–10.24%	–10.24%	13.46%	13.46%	14.92%	14.92%
EQ/Large Cap Value Index	A	1.85%	1.85%	25.19%	25.19%	–9.21%	–9.21%	12.61%	12.61%	16.07%	16.07%
EQ/Loomis Sayles Growth Portfolio	B	29.94%	30.46%	30.36%	30.88%	–3.71%	–3.32%	33.59%	34.12%	6.02%	6.44%
EQ/MFS International Growth	B	14.48%	14.94%	26.29%	26.80%	–10.05%	–9.69%	31.07%	31.60%	1.22%	1.62%
EQ/Mid Cap Index	A	12.46%	12.46%	24.94%	24.94%	–12.00%	–12.00%	15.08%	15.08%	19.49%	19.49%
EQ/Mid Cap Value Managed Volatility	A	4.60%	4.60%	26.14%	26.14%	–13.60%	–13.60%	11.93%	11.93%	14.26%	14.26%
EQ/Moderate Allocation	B	10.43%	10.87%	14.67%	15.13%	–5.48%	–5.10%	10.22%	10.66%	4.57%	4.99%
EQ/Moderate-Plus Allocation	B	13.25%	13.70%	19.10%	19.57%	–7.16%	–7.16%	14.04%	14.49%	6.47%	6.90%
EQ/Money Market	A	–0.55%	–0.15%	0.76%	1.16%	0.51%	0.92%	–0.35%	0.05%	–0.74%	–0.35%
EQ/Morgan Stanley Small Cap Growth	B	74.77%	75.15%	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	0.76%	0.76%	2.19%	2.19%	0.60%	0.60%	1.53%	1.53%	1.64%	1.64%
EQ/Quality Bond PLUS	B	5.18%	5.60%	4.84%	5.26%	–0.63%	–0.23%	0.64%	1.04%	0.42%	0.82%
EQ/Small Company Index	A	19.31%	19.31%	24.78%	24.78%	–11.62%	–11.62%	13.61%	13.61%	20.11%	20.11%
EQ/T. Rowe Price Growth Stock	B	35.53%	36.08%	30.12%	30.64%	–2.36%	–1.96%	32.37%	32.90%	0.59%	0.99%
Fidelity® VIP Contrafund® Portfolio	Service	29.46%	29.97%	30.47%	30.99%	–7.19%	–6.82%	20.86%	21.34%	7.11%	7.54%
Franklin Income VIP Fund	Class 2	0.34%	0.34%	15.65%	15.65%	–4.64%	–4.64%	9.29%	9.29%	13.63%	13.63%
Franklin Rising Dividends VIP Fund	Class 2	15.57%	15.57%	28.78%	28.78%	–5.41%	–5.41%	20.14%	20.14%	15.64%	15.64%
Invesco Oppenheimer V.I. Global Fund	Service	26.89%	26.89%	30.99%	30.99%	–13.70%	–13.70%	35.84%	35.84%	–0.50%	–0.50%
Invesco V.I. Diversified Dividend Fund	Series 1	–0.21%	–0.21%	24.65%	24.65%	–7.90%	–7.90%	8.20%	8.20%	14.41%	14.41%
FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
Invesco V.I. Global Core Equity Fund	Series 1	12.83%	12.83%	24.76%	24.76%	–15.61%	–15.61%	22.47%	22.47%	6.44%	6.44%
Invesco V.I. Health Care Fund	Series 1	14.06%	14.06%	32.04%	32.04%	0.55%	0.55%	15.42%	15.42%	–11.77%	–11.77%
Invesco V.I. Technology Fund	Series 1	45.61%	45.61%	35.40%	35.40%	–0.80%	–0.80%	34.66%	34.66%	–1.10%	–1.10%
Janus Henderson Balanced Portfolio	Institutional	13.46%	13.91%	21.67%	22.16%	–0.08%	0.33%	17.55%	18.02%	3.82%	4.24%
Janus Henderson Enterprise Portfolio	Institutional	18.58%	19.06%	34.47%	35.01%	–1.16%	–0.76%	26.47%	26.98%	11.53%	11.97%
Janus Henderson Forty Portfolio	Institutional	38.36%	38.91%	36.14%	36.68%	1.22%	1.62%	29.34%	29.86%	1.43%	1.84%
Janus Henderson Forty Portfolio	Service	38.55%	38.55%	36.37%	36.37%	1.36%	1.36%	29.54%	29.54%	1.59%	1.59%
Janus Henderson Global Research Portfolio	Institutional	19.16%	19.64%	28.08%	28.59%	–7.57%	–7.19%	26.08%	26.58%	1.30%	1.71%
Janus Henderson Overseas Portfolio	Service	15.62%	15.62%	26.26%	26.26%	–15.43%	–15.43%	30.35%	30.35%	–7.03%	–7.03%
MFS® Utilities Series	Initial	5.53%	5.53%	24.63%	24.63%	0.70%	0.70%	14.43%	14.43%	11.08%	11.08%
PIMCO Global Bond Opportunities Portfolio (Unhedged	Administrative	9.73%	9.73%	5.75%	5.75%	–4.53%	–4.53%	8.25%	8.25%	3.68%	3.68%

*  This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

**  This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

***  This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+  Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

9.  COVID-19 IMPACT

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Equitable Financial's business. As of December 31 2020, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic. Management will continue to monitor developments, and their impact on the fair value of the Portfolios in which the Variable Investment Options invest.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

December 31, 2020

10.  SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2020 through April 20, 2021, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A.  The following Portfolios will be involved in planned reorganizations (each, a "Reorganization", and collectively, the "Reorganizations"). The Reorganizations do not require shareholder approval, but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganization of EQ/Core Plus Bond is expected to take place on or about April 12, 2021, and the other Reorganizations are expected to take place on or about April 30, 2021. The Reorganizations provide for the reorganizations of certain Portfolios of VIP (each, an "Acquired Portfolio", and collectively, the "Acquired Portfolios") into newly-created identical portfolios of EQAT (each, an "Acquiring Portfolio", and collectively, the "Acquiring Portfolios"). Correspondingly, the Variable Investment Options that invested in the Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Acquiring Portfolios.

Acquired Portfolio	Acquiring Portfolio
EQ/Aggressive Allocation	EQ/Aggressive Allocation
EQ/Conservative Allocation	EQ/Conservative Allocation
EQ/Conservative-Plus Allocation	EQ/Conservative-Plus Allocation
EQ/Core Plus Bond	EQ/Core Plus Bond
EQ/Moderate Allocation	EQ/Moderate Allocation
EQ/Moderate-Plus Allocation	EQ/Moderate-Plus Allocation

FSA-62

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Auditors

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

We have audited the accompanying statutory financial statements of Equitable Financial Life Insurance Company of America, which comprise the balance sheets — statutory basis as of December 31, 2020 and 2019, and the related statements of operations — statutory basis and changes in capital and surplus — statutory basis, and of cash flows — statutory basis for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance described in Note 2.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

April 9, 2021

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS — STATUTORY BASIS

DECEMBER 31, 2020 AND 2019

	2020	2019
	(in millions)
ADMITTED ASSETS:
Cash and invested assets:
Cash, cash equivalents and short-term investments	$141.1	$88.1
Fixed maturities	1,754.7	1,353.2
Common stocks	65.7	58.9
Mortgage loans	17.0	17.0
Policy loans	112.1	88.5
Derivatives and other invested assets	22.4	29.2

Total invested assets	2,113.0	1,634.9
Investment income due and accrued	17.4	13.8
Net deferred tax asset	19.0	16.6
Other assets	42.8	91.0
Separate Accounts assets	3,062.1	2,704.2

Total assets	$5,254.3	$4,460.5

LIABILITIES AND CAPITAL AND SURPLUS:		.
Liabilities:
Policy reserves and deposit type-funds	$1,921.1	$1,619.8
Policy and contract claims	20.8	13.9
Transfer to (from) Separate Accounts due and accrued	(244.2)	(223.4)
Asset valuation reserve	24.8	21.1
Amounts withheld by company as agent	3.3	14.7
Other liabilities	54.4	62.7
Separate Accounts liabilities	3,041.6	2,685.1

Total liabilities	4,821.8	4,193.9

Commitments and contingencies (Note 10)

Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	749.0	548.6
Unassigned surplus (deficit)	(319.0)	(284.5)

Total capital and surplus	432.5	266.6

Total liabilities and capital and surplus	$5,254.3	$4,460.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$653.3	$633.5	$591.4
Net investment income	68.3	55.7	49.2
Commission and expense allowance on reinsurance ceded	20.2	18.9	25.1
Income from fees associated with Separate Accounts	47.2	48.9	49.1
Other income	4.1	3.2	1.9

Total premiums and other revenues	793.1	760.2	716.7

BENEFITS AND EXPENSES:
Policyholder benefits	228.0	192.2	127.8
Increase (decrease) in reserves	300.5	296.8	282.2
Separate Accounts’ modified coinsurance reinsurance	96.8	110.2	110.6
Commissions	116.0	119.5	118.0
Operating expenses	150.3	159.0	147.8
Transfer to or (from) Separate Accounts, net	(6.3)	(3.7)	12.5

Total benefits and expenses	885.3	874.0	798.9

Net gain (loss) from operations before federal income taxes (“FIT”)	(92.2)	(113.8)	(82.2)
FIT expense (benefit) incurred (excluding tax on capital gains)	(46.2)	(19.1)	7.6

Net gain (loss) from operations	(46.0)	(94.7)	(89.8)
Net realized capital gains (losses), net of tax	26.0	64.9	1.0

Net income (loss)	$(20.0)	$(29.8)	$(88.8)

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
	(in millions)
Balances as of January 1, 2018	$2.5	$393.2	$(108.7)	$287.0
Net income (loss)	—	—	(88.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	—	—	(28.1)	(28.1)
Change in asset valuation reserve	—	—	(0.9)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	4.8	4.8
Changes in surplus as a result of reinsurance	—	—	(19.8)	(19.8)
Other changes to surplus	—	—	(1.8)	(1.8)
Paid in surplus	—	70.0	—	70.0
Prior year correction	—	—	—	—

Balances as of December 31, 2018	$2.5	$463.2	$(243.3)	$222.4

Balances as of January 1, 2019	$2.5	$463.2	$(243.3)	$222.4
Net income (loss)	—	—	(29.8)	(29.8)
Change in net unrealized capital gains (losses), net of tax	—	—	15.7	15.7
Change in asset valuation reserve	—	—	(5.3)	(5.3)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.5	3.5
Changes in surplus as a result of reinsurance	—	—	(13.7)	(13.7)
Other changes to surplus	—	—	0.7	0.7
Paid in surplus	—	85.4	—	85.4
Prior year correction	—	—	(12.3)	(12.3)

Balances as of December 31, 2019	$2.5	$548.6	$(284.5)	$266.6

Balances as of January 1, 2020	$2.5	$548.6	$(284.5)	$266.6
Net income (loss)	—	—	(20.0)	(20.0)
Change in net unrealized capital gains (losses), net of tax	—	—	0.6	0.6
Change in asset valuation reserve	—	—	(3.7)	(3.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.9	3.9
Changes in surplus as a result of reinsurance	—	—	(14.9)	(14.9)
Other changes to surplus	—	—	(0.4)	(0.4)
Paid-in surplus	—	200.4	—	200.4
Prior year correction	—	—	—	—

Balances as of December 31, 2020	$2.5	$749.0	$(319.0)	$432.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
Cash from operations:
Premiums and other considerations	$653.9	$635.1	$593.9
Net investment income	66.0	54.2	47.6
Other income	55.4	56.7	56.7
Policyholder benefits	(222.1)	(201.4)	(119.5)
Net transfer (to) from Separate Accounts	(14.5)	(26.6)	(19.9)
Commissions, expenses, other deductions	(363.3)	(384.5)	(376.6)
Federal income taxes (paid) recovered	0.8	0.8	—

Net cash from (used in) operations	176.2	134.3	182.2

Cash from investing activities:
Proceeds from investments sold, matured or repaid:
Fixed maturities	114.6	65.0	284.8
Common Stocks	—	1.8	—
Derivatives and other miscellaneous proceeds	38.8	88.6	44.9

Total investment proceeds	153.4	155.4	329.7
Cost of investments acquired:
Fixed maturities	(519.8)	(350.1)	(339.1)
Common stocks	—	—	(2.0)
Change in policy loans	(23.4)	21.6	(53.0)
Derivatives and other miscellaneous payments	(3.9)	(2.0)	(9.7)

Total investments acquired	(547.1)	(330.5)	(403.8)

Net cash provided by (used in) investing activities	(393.7)	(175.1)	(74.1)

Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	285.0	70.0	—
Amounts withheld or retained by company as agent	(11.4)	3.1	(81.9)
Other cash provided (applied)	(3.1)	7.0	(15.1)

Net cash from (used in) financing activities and miscellaneous sources	270.5	80.1	(97.0)

Net change in cash, cash equivalents, and short-term investments	53.0	39.3	11.1
Cash, cash equivalents and short-term investments, beginning of year	88.1	48.8	37.7

Cash, cash equivalents and short-term investments, end of year	$141.1	$88.1	$48.8

See Notes to Financial Statements — Statutory Basis.

Equitable Financial Life Insurance Company of America

Notes to Financial Statements — Statutory Basis

1)	ORGANIZATION AND DESCRIPTION OF BUSINESS

EFLOA is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. The Company is a wholly owned subsidiary of EFS a downstream holding company of Equitable Holdings, Inc., and collectively with its consolidated subsidiaries referred to herein as “Holdings”. The Company is an indirect, wholly-owned subsidiary of Holdings. In May 2018, Holdings completed the initial public offering (“Holdings IPO”) in which AXA sold shares of Holdings common stock to the public. Following the Holdings IPO, AXA has continued to divest of its ownership in Holdings and as of December 31, 2020 holds less than 10% of the shares of common stock of Holdings.

In 2013, the Company entered into a reinsurance agreement (“Reinsurance Agreement”) with Protective Life Insurance Company (“Protective”) to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Use of Estimates in Preparation of the Financial Statements

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

Significant Accounting Policies

The accompanying financial statements of EFLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance (“SAP”).

The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles (“SSAP”), and Appendices.

Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2020, 2019 and 2018, there were no new accounting changes that had a material effect on the Company’s financial statements.

Correction of error

During the fourth quarter of 2019, the Company’s management identified an error in the calculation of universal life no lapse guarantee reserves. As a result of this error, and in accordance with SSAP #3, the Company reported a correction to decrease opening surplus before consideration of taxes by $12.3 million within Statement of Changes in Capital and Surplus. The tax impact from this error was a current and deferred tax benefit of $3.9 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for any of the Company’s previously filed annual statements.

New Accounting Pronouncement

Principal Based Reserving (“PBR”) is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR was optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company elected to adopt PBR in 2018 for new products issued starting January 1, 2018. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

As of January 1, 2020, the Company implemented the use of PBR for its variable annuity reserves in accordance with NAIC VM-21. As a result of implementation, the Company recorded a $0 net charge through surplus as change in valuation basis, as this block of business is entirely ceded to Protective. Prior to implementation, the Company followed Actuarial Guideline 43 CARVM for variable annuities (AG 43).

Difference between Generally Accepted Accounting Principles (“GAAP”) and SAP

The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder’s equity under GAAP are primarily:

(a)	the inclusion in SAP of an Asset Valuation Reserve (“AVR”);

(b)	policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

(c)	certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

(d)

under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets that are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

(e)

the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve (“IMR”) intended to stabilize surplus from fluctuations in the value of the investment portfolio;

(f)

the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

(g)	certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

(h)	the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

(i)

reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

(j)

under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

(k)	derivatives unrealized gains and losses recognized in surplus under SAP but in income under GAAP.

The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are presumed to be material.

Other Accounting Policies

Recognition of Premium and Related Expenses

Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

Reinsurance Ceded

Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

Valuation of Investments

Fixed maturities, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. On June 11, 2018, the NAIC Valuation of Securities Task Force (“VOS”) adopted a more granular NAIC Designation Category framework. The new NAIC Designation Category applies wherever an NAIC Designation is reported and produced by the SVO. The more granular delineations of credit risk are called an NAIC Designation Category, a combination of the NAIC Designation and NAIC Designation Modifier, and are distributed as follows, 20 in total: 7 for the NAIC 1 Designation grade indicated by the letters A through G; 3 delineations for each of the NAIC Designation grades NAIC 2, NAIC 3, NAIC 4 and NAIC 5 indicated by the letters A, B and C, and 1 delineation for NAIC Designation grade NAIC 6 with no NAIC Designation Modifier. Bonds rated in the top five NAIC Designations are generally valued at amortized cost while bonds rated at the lowest NAIC Designation is valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value securities except issues in default.

Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts (“REIT”) nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

Short-term investments are stated at cost or amortized cost, which approximates market value.

Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impaired by management.

Policy loans are stated at unpaid principal balances.

Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. As of December 31, 2020, the Company had no investment in equity partnerships.

Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2020, the Company has no real estate.

Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2020, the Company has no real estate joint ventures.

Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2020, the Company has no real estate.

All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein L.P. (“AllianceBernstein”). The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC SAP. The Company petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

In addition, EFLOA has executed various collateral arrangements with counterparties regarding over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

Realized Investment Gains (Losses) and Unrealized Capital Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which EFLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

Fair Value of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Separate Accounts

Separate Accounts’ assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 85 percent of these assets consist of securities reported at market value and 15 percent consist of fixed maturity securities carried at amortized cost in book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company’s Statements of Operations —Statutory Basis.

Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance (“MODCO”) basis, with Separate Accounts’ assets and liabilities remaining with EFLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to “Other income”) and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the “Separate Accounts’ modified coinsurance reinsurance” line in the Statements of Operations — Statutory Basis.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus. The Company had $59.2 million and $64.8 million of non-admitted assets as of December 31, 2020 and 2019, respectively.

Policy and Contract Claims

Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

Aggregate Reserves

Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners’ Reserve Valuation Method and Commissioners’ Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

Federal Income Taxes

The Company has a tax sharing agreement with Holdings and is included in a consolidated federal income tax return together with Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

3)	INVESTMENTS

Fixed Maturities and Common Stock

The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$11.2	$0.9	$—	$12.1
States, Territories & Possessions	17.2	2.6	—	19.8
Special Revenue and Special Assess. Obligations	3.8	0.4	—	4.2
Political Subdivisions of States and Territories	5.6	0.3	—	5.9
Industrial and Miscellaneous (Unaffiliated)	1,694.0	207.1	1.8	1,899.3
Preferred Stocks	22.9	2.5	—	25.4

Total Fixed Maturities	$1,754.7	$213.8	$1.8	$1,966.7

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3

Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

Proceeds from sales of investments in fixed maturities and common stocks during 2020, 2019 and 2018 were $99.8 million, $56.4 million and $264.7 million, respectively. Gross gains of $2.5 million in 2020, $0.6 million in 2019 and $0.7 million in 2018 and gross losses of $4.2 million in 2020, $1.3 million in 2019 and $8.2 million in 2018, respectively were realized on these sales.

The carrying value and estimated fair value of fixed maturities at December 31, 2020, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$2.0	$2.0
Due after one year through five years	232.4	254.9
Due after five years through ten years	817.7	913.4
Due after ten years	679.7	771.0
Mortgage-backed securities	—	—
Hybrid and other securities	22.9	25.4

Total Fixed maturities	$1,754.7	$1,966.7

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company’s securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

The following table discloses fixed maturities (12 issues and 21 issues, respectively), that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2020 and 2019, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	—	—	—	—	—	—
Industrial and Miscellaneous (Unaffiliated)	51.4	1.2	2.6	0.6	54.0	1.8
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$51.4	$1.2	$2.6	$0.6	$54.0	$1.8

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. There were no other than temporary impairments of fixed maturities in 2020 or 2019, respectively.

The Company’s fixed maturity investments are classified by the NAIC designation ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2020, approximately $16.5 million or 0.9% of the $1,754.7 million of the Company’s fixed maturities was considered to be other than investment grade.

At December 31, 2020 and 2019, there were no carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date.

At December 31, 2020 and 2019, EFLOA, in accordance with various government and state regulations, had $7.4 million and $7.4 million of securities deposited with government or state agencies, respectively.

Subprime Exposure

Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers’ income. Residential Mortgage Backed Securities (“RMBS”) are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. The Company has no direct or indirect exposure through investments in subprime mortgage loans.

The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

EFLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

Mortgage Loans

As of December 31, 2020 and 2019, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

Loan-Backed Securities

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value all securities except issues in default. The carrying value and fair value of the Company’s loan-backed securities as of December 31, 2020 was $7.3 million and $7.9 million, respectively. The carrying value and fair value of the Company’s loan-backed securities was $7.9 million and $8.3 million as of December 31, 2019, respectively.

There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2020 and December 2019.

There were no loan-backed securities with a recognized other than temporary impairment recorded for the year ended December 31, 2020 and December 31, 2019.

All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2020:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Repurchase Agreements, Real Estate and Low Income Housing Tax Credit (“LIHTC”)

The Company did not have any repurchase or reverse repurchase agreements during 2020.

The Company does not have any real estate.

The Company has no low income housing tax credits (“LIHTC”).

Restricted Assets (including Pledge) (in millions)

Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

Detail of Other Restricted Assets:

As of December 31, 2020, and 2019 the Company had $7.4 million and $7.4 million, respectively, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $0.2 million and $0.2 million common stock investment in the Federal Home Loan Bank as of December 31, 2020 and 2019, respectively.

Collateral Received and Reflected as Assets Within the Reporting Entity’s Financial Statements:

As of December 31, 2020, the Company cash collateral received was $3.3 million or 0.1% of general account assets and $3.3 million or 0.1% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $3.3 million or 0.2% of total liabilities.

As of December 31, 2019, the Company cash collateral received was $14.7 million or 0.8% of general account assets and $14.7 million or 0.8% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $14.7 million or 1.0% of total liabilities.

The Company does not have any working capital finance investments.

Structured Notes

The Company had no structured notes as of December 31, 2020 or 2019.

5GI Securities

The Company had no 5GI Securities as of December 31, 2020 or 2019.

Short Sales

The Company had no short sales during the years ended December 31, 2020, 2019 or 2018.

Prepayment Penalty and Acceleration Fees

The Company had Prepayment Penalties or Acceleration fees in the general account of $1.3 million, $0.0 million and $0.0 million for the year ended December 2020, 2019 and 2018, respectively. In the separate account, the Company had $0.9 million, $0.1 million and $0.0 million for the year ended December 31, 2020, 2019 and 2018, respectively.

Realized Capital Gains (Losses)

The following table summarizes the realized capital gains (losses) for the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$(2.9)	$(0.6)	$(9.5)
Derivative instruments	34.1	81.8	5.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	2.0	0.8	5.9
Tax (expense) credits	(7.2)	(17.1)	(1.2)

Net Realized Capital Gains (Losses)	$26.0	$64.9	$1.0

4)	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2020 and 2019. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2020 and 2019.

5)	INVESTMENT INCOME

Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans — on loans in foreclosure or where collection of interest is uncertain.

•	Securities — as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate — where rent is in arrears more than three months or is deemed uncollectible.

There was no due and accrued income excluded for the year ended December 31, 2020 or 2019.

Net Investment Income

The following table summarizes the net investment income for December 31, 2020, 2019 and 2018 (in millions):

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$59.7	$46.4	$39.8
Affiliated dividends	8.0	6.7	8.2
Mortgage loans	0.6	0.6	0.6
Policy loans	3.1	2.9	2.2
Cash and short-term instruments	0.5	1.8	1.3
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR	(0.4)	—	0.8

Net investment income	$68.3	$55.7	$49.2

6)	DERIVATIVE INSTRUMENTS

The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. The Company has no derivatives with financing premiums. As of December 31, 2020, the market value of the net option positions was $3.6 million and the futures cash margin position was $17.0 million. As of December 31, 2019, the market value of the net option positions was $15.1 million and futures cash margin position was $13.1 million. These positions generated realized gains of $34.1 million in 2020 and $81.8 million in 2019 and $5.8 million in 2018, and generated unrealized losses of $6.0 million in 2020 and unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2020	2019	2020	2019
	(in millions)
Equity options	$13.1	$18.0	$9.5	$2.9

Total	$13.1	$18.0	$9.5	$2.9

At December 31, 2020 and 2019, the notional amounts were $337.1 million and $431.1 million, respectively.

Offsetting and Netting of Assets and Liabilities

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2020

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$30.1	$9.5	$20.6

Liabilities
Total Derivatives	$9.5	$9.5	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$31.1	$2.9	$28.2

Liabilities
Total Derivatives	$2.9	$2.9	$—

7)	INCOME TAXES

Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

DTA/DTL Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$80.6	$3.0	$83.6	$83.3	$2.6	$85.9	$(2.7)	$0.4	$(2.3)
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Deferred tax assets nonadmitted	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Subtotal net admitted deferred tax asset	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8
Deferred tax liabilities	2.7	8.8	11.5	3.2	6.9	10.1	(0.5)	1.9	1.4

Net admitted deferred tax assets/(net deferred tax liability)	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

Admission Calculation Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	62.0	XXX	XXX	37.5	XXX	XXX	24.5
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	11.5	—	11.5	10.1	—	10.1	1.4	—	1.4
Deferred tax assets admitted as the result of application of SSAP 101	$30.5	$—	$30.5	$26.7	$—	$26.7	$3.8	$—	$3.8

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,054.681%	748.111%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$438.3	$271.1

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2020		December 31, 2019
	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$80.6	$3.0	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$30.5	$—	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%

b.	The Company’s tax planning strategies does not include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Federal	$(46.2)	$(19.1)	$7.6
Foreign	—	—	—

Subtotal	(46.2)	(19.1)	7.6
Federal income tax on net capital gains	7.2	17.1	1.2
Utilization of capital loss carry-forwards	—	—	—
Other	(1.3)	3.0	(8.4)

Federal and Foreign income taxes incurred	$(40.3)	$1.0	$0.4

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$17.1	$—	$17.1	$21.8	$—	$21.8	$(4.7)	$—	$(4.7)
Investments	—	0.3	0.3	—	0.3	0.3	—	—	—
Deferred acquisition costs	56.7	—	56.7	47.5	—	47.5	9.2	—	9.2
Nonadmitted	1.3	—	1.3	1.2	—	1.2	0.1	—	0.1
Net loss carry-forward	4.7	2.7	7.4	11.3	2.3	13.6	(6.6)	0.4	(6.2)
Tax credit carry-forward	—	—	—	0.9	—	0.9	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.8	—	0.8	0.6	—	0.6	0.2	—	0.2

Total gross DTAs	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Nonadmitted DTAs	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Admitted DTAs	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8

DTLs:
Investments	—	(8.8)	(8.8)	—	(6.9)	(6.9)	—	(1.9)	(1.9)
Deferred and uncollected premium	—	—	—	—	—	—	—	—	—
Policyholder reserves	(2.7)	—	(2.7)	(3.2)	—	(3.2)	0.5	—	0.5
Other (including items <5% of total ordinary tax assets)	—	—	—	—	—	—	—	—	—

Total DTLs	(2.7)	(8.8)	(11.5)	(3.2)	(6.9)	(10.1)	0.5	(1.9)	(1.4)

Net admitted (DTL)/DTA	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2020	2019	Change
	(in millions)
Total deferred tax assets	$83.6	$85.9	$(2.3)
Total deferred tax liabilities	(11.5)	(10.1)	(1.4)

Net deferred tax assets/liabilities	72.1	75.8	(3.7)
Statutory valuation allowance adjustment	—	—	—

Net deferred tax assets/liabilities after SVA	$72.1	$75.8	(3.7)

Tax effect of unrealized gains/(losses)			1.4
Incurred tax items in surplus			—

Change in net deferred income tax			$(2.3)

Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(61.0)	$(12.8)	21.00%
Dividends-received deduction	(5.0)	(1.0)	1.71%
Interest maintenance reserve	0.4	0.1	(0.12)%
Deferred gain on reinsurance	(14.9)	(3.1)	5.13%
Incurred through surplus	(6.6)	(1.4)	2.26%
NOL Carryback — CARES Act	(57.3)	(12.0)	19.72%
Change in uncertain tax positions	(16.5)	(3.5)	5.69%
IRS audit adjustment	(18.8)	(4.0)	6.48%
Other, Including Prior Year True-Up	(1.8)	(0.4)	0.60%

Total	$(181.5)	$(38.1)	62.47%

Federal income tax incurred		(40.3)	66.14%
Change in net deferred income tax		2.2	(3.67)%

Total statutory income taxes		$(38.1)	62.47%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, NOL’s arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years.

As of December 31, 2020 the Company has net operating loss carry-forward of $22.7 million, capital loss carryforward of $13.0 million and an AMT credit carryforward of $0.0 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Holdings and the following subsidiaries and affiliates.

Equitable Financial Life Insurance Company	Corporate Solutions Life Reinsurance Company
Equitable Financial Life and Annuity Company	EQ AZ Life Re Company
Equitable Distribution Holding Corporation	CS Life RE Company
AllianceBernstein Corp.	U.S. Financial Life Insurance Company
Equitable Structured Settlement Corp.	Alpha Units Holdings II, Inc.
Equitable Casualty Insurance Co.	Alpha Units Holdings, Inc.
JMR Realty Services, Inc.
1740 Advisers, Inc.
MONY Financial Services, Inc.
Financial Marketing Agency, Inc.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2020 and 2019, the total amount of unrecognized tax benefits were $1.2 million and $4.7 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2020, 2019 and 2018 were $0.1 million, $0.5 million and $0.4 million, respectively. Tax expense for 2020 reflected an expense of $0.4 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Balance at January 1	$4.2	$4.2	$4.0
Additions for tax positions of prior years	—	—	0.2
Reduction for tax positions of prior years	(3.0)	—	—
Settlements with tax authorities	—	—	—

Balance at December 31	$1.2	$4.2	$4.2

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agents Report for Equitable Holdings, Inc. & Subsidiaries consolidated Federal 2010 through 2013 corporate income tax returns. The impact on EFLOA’s statement of operations is an income tax benefit $3.5 million. The 2014 through 2020 tax years are open to examination by the IRS.

Repatriation Transition Tax (RTT) — RTT Owed under the TCJA- None

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2020 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	—
2	Beginning Balance of AMT Credit Carryforward	0.9
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	—
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	—
8	Reporting Entity Ending Balance (8=5-6-7)	$—

8)	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

EFLOA does not have any guarantees for the benefit of an affiliate or related party.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

On April 11, 2018 the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of Equitable Financial

Services, LLC. (“EFS”). EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2020 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2020 and 2019 were $6.1 million, $5.2 million, respectively. There were no claims ceded for any of the years. For additional information see Footnote 12.

EFLOA reported amounts due from affiliates of $10.7 million and $88.3 million at December 31, 2020 and 2019, respectively. The Company reported amounts payable to affiliates of $13.7 million and $7.9 million at December 31, 2020 and 2019, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses Equitable Financial Life Insurance Company (“EFLIC”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $136.1 million, $130.5 million and $156.3 million in 2020, 2019 and 2018, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $2.1 million, $1.8 million and $1.8 million in 2020, 2019 and 2018, respectively. EFLOA incurred distribution fee charges from Equitable Network, LLC of $92.6 million, $103.7 million and $113.2 million in 2020, 2019 and 2018, respectively, and from Equitable Distributors, LLC of $52.9 million, $52.0 million and $47.5 million in 2020, 2019 and 2018, respectively, for distributing EFLOA’s products.

Investment SCA

The Company’s carrying value of its investment in AllianceBernstein was $65.5 million and $58.7 million as of December 31, 2020 and 2019, respectively. The AllianceBernstein security was updated with the NAIC on June 16, 2020. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9)	CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by EFS. On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2021. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

The Company did not pay any dividends in 2020, 2019 and 2018.

The Company had no special surplus funds as of December 31, 2020 and 2019.

The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(8.6) million, $(15.4) million and $(21.1) million as of December 31, 2020, 2019 and 2018, respectively.

10)	COMMITMENTS AND CONTINGENCIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which EFLOA does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. EFLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on EFLOA’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Contingent Commitments

Joint Ventures, Partnerships and Limited Liability Company contingent liabilities

To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships. As of December 31, 2020, there were no commitments outstanding.

Other Contingent Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2020.

Assessments

(1)

As of December 31, 2020 and 2019, the Company had a $0.5 million and $0.7 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.3 million and $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2020 and 2019, and an additional $0.1 million and $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2020 and 2019. The Company has received no notification in 2020, 2019 or 2018 of any other new insolvencies that are material to the Company’s financial position.

(2)	Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

The Company had no significant guarantee fund liability as of December 31, 2020 and 2019.

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty Network America Insurance Company	45	1-67	10	45	1-67	10
American Network Insurance Company	44	1-67	13	44	1-67	13

11)	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Fair Value Measurement at Reporting Date

The following tables provide information as of December 31, 2020 and 2019 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	3.6	—	—	3.6

Total Derivatives	—	3.6	—	—	3.6

Separate Accounts Assets(1)	2,591.8	7.0	—	—	2,598.8

Total Assets at Fair Value	$2,591.8	$10.6	$0.2	$—	$2,602.6

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1

Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets(1)	2,248.9	14.3	—	—	2,263.2

Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2020 and 2019:

	Beginning Balance at January 1, 2020	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2020
	(in millions)
Common stock — Industrial and Miscellaneous	$0.2	$—	$—	$—	$—	$0.2

Total	$0.2	$—	$—	$—	$—	$0.2

During 2020 there were no transfers between levels 1, 2 or 3.
	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Commercial Mortgage-Backed Securities	$2.0	$—	$—	$—	$(1.8)	$0.2

Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2020 and 2019 for financial instruments:

	As of December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,941.4	$1,731.8	$—	$1,927.8	$13.6	$—	$—
Preferred Stock	$25.4	$22.9	$2.3	$23.1	$—	$—	$—
Common Stock(1)	$87.6	$65.7	$—	$—	$87.6	$—	$—
Mortgage Loans on Real Estate	$17.7	$17.0	$—	$—	$17.7	$—	$—
Derivatives	$20.6	$20.6	$17.0	$3.6	$—	$—	$—
Separate Accounts(2)	$3,092.2	$3,055.9	$2,606.6	$485.6	$—	$—	$—
Policy Loans	$136.2	$112.1	$—	$—	$136.2	$—	$—
Policyholders liabilities: Investment contracts	$4.5	$4.5	$—	$—	$4.5	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2020. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock(1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts(2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

12)	REINSURANCE AGREEMENTS

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2020, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. This agreement was closed to new business effective December 31, 2018.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

Effective January 1, 2020, the Company began a new 50% quota share agreement with Sun Life for group illness and accident policies. The sales of these products were not significant in 2020.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of EFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into EFLIC.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQ AZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.7 million and $0.7 million, respectively, for the year ended December 31, 2020, $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019 and $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018. The contract is now closed to new business.

The following table summarizes the effect of reinsurance:

	2020	2019	2018
	(in millions)
Direct premiums	$780.9	$759.0	$719.1
Considerations for supplementary contracts	5.3	5.6	4.4
Reinsurance assumed	1.7	1.2	2.4
Reinsurance ceded to Protective	(65.0)	(70.0)	(76.1)
Reinsurance ceded — Other	(69.6)	(62.3)	(58.4)

Premiums and annuity considerations	$653.3	$633.5	$591.4

Reduction in insurance — Protective

Reserves, at December 31(1)	$1,188.9	$1,247.0	$1,314.0

Reduction in insurance — Other

Reserves, at December 31	$240.8	$267.6	$282.1

(1)	At December 31, 2020 there was $1,155.5 million of assets held in trust at Northern Trust supporting this reinsurance credit.

SSAP No. 61R supplemental disclosure

1. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3. Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a. Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b. Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4. Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R.

None

5. Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either: a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP.

None

13)	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.

At December 31, 2020, the Company had $508.1 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $4.3 million at December 31, 2020.

14)	VARIABLE ANNUITY CONTRACTS — GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) AND GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”)

Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. EFLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

As a result of the Reinsurance Agreement with Protective, EFLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)	ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2020:	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed(1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$163.9	$—	$—	$163.9	15.2%
(b) At book value less current surrender charge of 5% or more	1.1	—	—	1.1	0.1%
(c) At fair value	—	—	607.9	607.9	56.4%

(d) Total with adjustment or at fair value (Total of 1 through 3)	165.0	—	607.9	772.9	71.7%

(e) At book value without adjustment (minimal or no charge or adjustment)	236.4	—	—	236.4	21.9%
2. Not subject to discretionary withdrawal	68.9	—	—	68.9	6.4%

3. Total (Gross: Direct + Assumed)	470.3	—	607.9	1,078.2	100.0%

4. Reinsurance ceded	470.3	—	—	470.3

5. Total (net) (3) — (4)	$—	$—	$607.9	$607.9

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	$—	—
(c) At fair value	—	—	—	$—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	$1.4	53.9%
2. Not subject to discretionary withdrawal	1.2	—	—	1.2	46.1%

3. Total (Gross: Direct + Assumed)	2.6	—	—	2.6	100.0%

4. Reinsurance ceded	2.6	—	—	2.6

5. Total (net) (3) — (4)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—
(c) At fair value	—	—	—	—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	51.1	—	—	51.1	98.2%
2. Not subject to discretionary withdrawal	1.0	—	—	1.0	1.8%

3. Total (Gross: Direct + Assumed)	52.1	—	—	52.1	100.0%

4. Reinsurance ceded	47.6	—	—	47.6

5. Total (net) (3) — (4)	$4.5	$—	$—	$4.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

(1)	The entire Separate Accounts reserve total of $607.9 million is ceded as part of a modified coinsurance basis treaty with Protective.

16)	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. General Account:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

	General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	$385.0	$385.0	$395.6
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	1,685.9	1,280.3	1,474.0
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	98.9	98.9	99.2
i. Variable Universal Life	149.6	132.7	152.5
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	310.0
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	50.0
d. Disability — Disabled Lives	XXX	XXX	18.4
e. Miscellaneous Reserves	XXX	XXX	288.4
(3) Total (gross: direct + assumed)	$2,319.4	$1,896.9	$2,788.1
(4) Reinsurance Ceded	28.0	28.0	890.6
(5) Total (net) (3) — (4)	$2,291.4	$1,868.9	$1,897.5

B. Separate Account with Guarantees:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$47.6	$37.8	$39.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$47.6	$37.8	$39.2
(4) Reinsurance Ceded
(5) Total (net) (3) — (4)	$47.6	$37.8	$39.2

C. Separate Account Nonguaranteed:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$2,379.8	$2,089.0	$2,146.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$2,379.8	$2,089.0	$2,146.2
(4) Reinsurance Ceded	—	—
(5) Total (net) (3) — (4)	$2,379.8	$2,089.0	$2,146.2

17)	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2020		2019
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$—	$—	$(0.1)	$(0.1)
Ordinary renewal	(1.4)	(1.4)	(0.5)	(0.5)
Group life	0.3	0.3	0.3	0.3

Total premium and annuity considerations deferred and uncollected	$(1.1)	$(1.1)	$(0.3)	$(0.3)

18)	SEPARATE ACCOUNTS

Separate Accounts’ Activity

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities

In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

As of December 31, 2020 and 2019, the Company’s Separate Accounts statement included legally insulated assets of $3,009.3 million and $2,663.8 million, and not legally insulated of $52.7 million and $40.4 million, respectively. The assets legally insulated include $609.9 million and $580.3 million of variable annuities and $2,399.4 million and $2,083.5 million for variable life as of December 31, 2020 and December 31, 2019, respectively. The non-insulated assets represent variable life.

In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.5 million and $0.4 million and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

For the years ended December 31, 2020, 2019 and 2018, the General Account of the Company has paid $2.1 million, $1.4 million and $1.0 million toward Separate Accounts’ guarantees.

None of the Company’s Separate Accounts engage in securities lending transactions.

General Nature and Characteristics of Separate Accounts Business

Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
1. Premiums, considerations or deposits for year ended 12/31/20	$—	$—	$—	$248.2	$248.2

2. Reserves at December 31, 2020 for accounts with assets at:
a. Market value	—	—	—	2,361.6	2,361.6
b. Amortized cost	39.2	392.5	—	—	431.7

c. Total reserves	$39.2	$392.5	$—	$2,361.6	$2,793.3

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal:
b. With market value adjustment	39.2	—	—	—	39.2
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,361.6	2,361.6
d. At market value	—	—	—	—	—
e. At book value without market value adjustment and with current surrender charge less than 5%	—	392.5	—	—	392.5

f. Subtotal	39.2	392.5	—	2,361.6	2,793.3
g. Not subject to discretionary withdrawal	—	—	—	—	—

h. Total (Gross: Direct and Assumed)(1)	$39.2	$392.5	$—	$2,361.6	$2,793.3

(1)	The Separate Accounts reserves are subject to $1,160.1 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$248.2
b. Transfers from Separate Accounts	254.5

c. Net transfers to or (from) Separate Accounts (a) — (b)	$(6.3)

2. Reconciling Adjustments:
a. .	—
b.	—
c.	—
3. Transfers as Reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(6.3)

19)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2020 and 2019 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31,
	2020	2019
	(in millions)
Group Employee Benefits	$50.4	$37.1

Gross Balance at January 1,	$37.1	$31.3
Less Reinsurance	16.3	10.9

Net Balance at January 1,	$20.8	$20.4

Incurred Claims (net) Related to:
Current Year	$82.0	$51.4
Prior Year	(5.6)	(10.7)

Total Incurred	$76.4	$40.7

Paid Claims (net) Related to:
Current Year	$56.6	$32.8
Prior Year	10.2	7.3

Total Paid	$66.8	$40.1

Net Balance at December 31,	$30.5	$20.8
Add Reinsurance	19.9	16.3

Gross Balance at December 31,	$50.4	$37.1

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2020	2019	2018	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 1.8	$2.0	$2.5	$—	119
2018	5.2	5.2	7.4		218
2019	6.6	10.4			278
2020	13.6			4.3	254

Cumulative LTD Incurred Claims	$ 27.2	$17.6	$9.9	$4.3

The table below presents incurred claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 2.0	$2.5	$3.1	$—	108
2018	5.2	7.4	—	—	183
2019	10.4	—	—	3.8	170

Cumulative LTD Incurred Claims	$ 17.6	$9.9	$3.1	$3.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$27.2	$17.6
Subtract Cumulative LTD Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of LTD Discounting, net of reinsurance	(2.7)	(1.8)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3
Other short-duration contracts, net of reinsurance	12.9	8.5

Total liabilities for unpaid claim and claim expense, net of reinsurance	$30.5	$20.8

Reinsurance Recoverable on unpaid claims
Long-term disability	$18.2	$14.2
Other short-duration contracts	1.7	2.1

Total Reinsurance Recoverable	$19.9	$16.3

Total liability for unpaid claim and claim expense	$50.4	$37.1

20)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)

Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2020 or 2019.

Federal Home Loan Bank (“FHLB”)

As of December 31, 2020, the Company invested $0.2 million in Class B membership stock in the FHLB. As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300.0 million from the FHLB. As of December 2020, the Company had no borrowings from FHLB.

21)	SHARE-BASED COMPENSATION

Certain employees of EFLIC who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings. EFLOA was allocated $3.2 million, $2.8 million and $2.9 million of compensation costs, included in Operating expenses in the statements of operations — statutory basis, for share-based payment arrangements during each of the years ended December 31, 2020, 2019 and 2018, respectively.

22)	SUBSEQUENT EVENTS

Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2021.

COVID-19 Pandemic

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to the Company’s business. As of December 31 2020, COVID-19 related impacts to the Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.